N-2	Aug. 07, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001997641
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	GLOBAL X VENTURE AND INNOVATION FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)	Class A Shares	Class U Shares	Class S Shares	Class I Shares
Maximum Sales Load (as a percentage of offering price)(1)	3.50%	None	None	None
Maximum Early Repurchase Fee (as a percentage of the repurchase amount)(2)	2.00%	2.00%	2.00%	2.00%
(1)	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investor’s subscription.No upfront sales load will be paid with respect to Class U Shares, Class S Shares or Class I Shares, however, if you buy Class U Shares or Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for such Shares. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
(2)	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of projected average net assets attributable to Shares)	Class A Shares	Class U Shares	Class S Shares	Class I Shares
Management Fee(3)	2.25%	2.25%	2.25%	2.25%
Other Expenses(4)	6.82%	6.82%	6.82%	6.82%
Distribution and Servicing Fee(5)	0.85%	0.75%	0.15%	—
Acquired Fund Fees and Expenses (“AFFE”)(6)	1.14%	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses	11.06%	10.96%	10.36%	10.21%
Fee Waiver and/or Expenses Reimbursement(7)(8)	(7.96)%	(7.96)%	(7.96)%	(7.96)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.10%	3.00%	2.40%	2.25%
(3)	The Fund pays the Adviser a fee, calculated and accrued daily, and payable monthly in arrears, at the annual rate of 2.25% of the average daily net assets of the Fund (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
(4)	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first full year of operations.
(5)	The Fund charges a Distribution and Servicing Fee pursuant to a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class A Shares, Class U Shares and Class S Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85%, 0.75% and 0.15% respectively, based on the aggregate net assets of the Fund attributable to such class and is payable on a quarterly basis. The Fund may use these fees, in respect of the relevant Class, to compensate the Fund’s Distributor and/or other qualified recipients for distribution-related expenses and providing ongoing services in respect of clients with whom they have distributed such Class of Shares. Class I Shares are not subject to the Distribution and Servicing Fee. See “Plan of Distribution.”
(6)	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment vehicles, including in shares of Private Funds, mutual funds, and ETFs. AFFE are based on estimated amounts for the Fund’s first full fiscal year of operations, which may change substantially over time, therefore, significantly affecting AFFE. Certain investment vehicles in which the Fund intends to invest, including Private Funds, generally charge a management fee of 0.07% to 1.50% based on committed capital, and approximately 10.00% to 20.00% of net profits as a carried interest allocation, which will effectively reduce the investment returns of the Private Funds. The AFFE shown in the expense table above reflects operating expenses of underlying vehicles (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses) after refunds, excluding any performance-based fees or allocations paid by the vehicle to its third-party sponsor manager solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in such vehicles.
(7)

The Fund may invest in one or more mutual funds and/or ETFs advised by the Adviser, the Investment Subadviser or their affiliates (“Affiliated Funds”). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees it collects from the Affiliated Funds on the Fund’s investment in such Affiliated Funds.

(8)	The Adviser has entered into an amended and restated expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser agrees to waive, absorb or reimburse all expenses incurred in the business of the Fund (each, a "Waiver"), including organizational and offering costs, but excluding (i) the Management Fee, (ii) distribution and/or servicing fees, (iii) sub-transfer agency, sub-accounting and shareholder servicing fees, (iv) dividend and interest expenses relating to short sales, (v) merger or reorganization expenses, (vi) shareholder meetings expenses, (vii) litigation expenses and (viii) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement has a term ending one-year from the effective date of the registration statement, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by the Adviser and a majority of the Trustees. The Expense Limitation and Reimbursement Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year example and the first year of the three-, five- and ten-year examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A Shares investment, assuming a 5% annual return:	$65	$270	$450	$814
You would pay the following expenses on a $1,000 Class U Shares investment, assuming a 5% annual return:
	$30	$241	$427	$803
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$24	$226	$406	$779

You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$23	$222	$401	$772

The Example above is based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the example. A greater rate of return than that used in the Example would increase the dollar amount of the asset-based fees paid by the Fund. The Example above excludes the Early Repurchase Fee that would apply if Shares were repurchased at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shareholders who tender for repurchase Shares that have been held less than one year after purchase, as of the time of repurchase, will be subject to an Early Repurchase Fee of 2.00% of the original purchase price.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The expenses shown in the table under “Annual Fund Operating Expenses” are estimated based on projected amounts for the Fund’s first full fiscal year of operations.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first full year of operations.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a fee, calculated and accrued daily, and payable monthly in arrears, at the annual rate of 2.25% of the average daily net assets of the Fund (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, PRACTICES AND RISKS

Investment Objective

The Fund’s investment objective is described in the Prospectus. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund’s principal investment strategies, are set forth in the Prospectus. Certain additional non-principal investment strategies and techniques which the Fund may use, as well as their attendant risks, are set forth below.

Non-Principal Investment Strategies and Techniques and Related Risks

Futures Contracts and Options on Futures Contracts

The Fund may invest in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts.

Futures Contracts. The Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Fund may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulations may not be afforded certain of the protective measures provided domestically. In addition, the price of foreign futures or foreign options contracts may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser or the Investment Subadviser, as applicable, may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser or the Investment Subadviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser or Investment Subadviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Investment Subadviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is subject to the portfolio managers’ ability to predict correctly movements in the direction of the market. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in options on futures contracts involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

CFTC Regulation. The Adviser has claimed an exclusion from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), and the Adviser has claimed an exemption from registration as a commodity trading advisor (“CTA”) under the CEA. Therefore, the Adviser is not subject to registration as a CPO or CTA. To rely on the exclusion from the definition of a CPO, the Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A “de minimis” amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Fund, the Adviser and the Investment Subadviser currently are engaged only in a de minimis amount of such transactions, and therefore, neither the Fund, the Adviser or the Investment Subadviser are currently subject to the registration and most regulatory requirements applicable to CPOs and CTAs, respectively. There can be no certainty that the Fund, the Adviser or the Investment Subadviser will continue to qualify under the applicable exclusion or exemption, as the Fund’s investments may change over time. If the Fund, the Adviser or the Investment Subadviser is subject to additional CFTC regulation, it may incur additional costs or be subject to additional regulatory requirements.

Government Intervention in the Financial Markets

The value of the Fund’s holdings is generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Past instability during the 2008-2009 financial downturn as well as during the COVID-19 pandemic led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. It is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Illiquid Investments and Restricted Securities

The Fund will invest in investments that lack an established secondary trading market or otherwise are considered illiquid. The liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment. Illiquid investments may not trade at all or may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as if the Fund elects to repurchase Shares, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

The Fund will invest in securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), often referred to as “restricted securities”. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets.

In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Where registration is required for restricted securities, a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security. Transactions in restricted securities may entail other transaction costs that are higher than those for transactions in unrestricted securities. The Fund’s investments in private placements include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Investment Companies, Pooled Investment Vehicles and Structured Products.

Investment Companies. Subject to applicable statutory and regulatory limitations described below, the Fund may invest in shares of other investment companies, including open-end and closed-end investment companies, business development companies and other ETFs. These other investment companies and exchange-traded funds may be managed by the Adviser or its affiliates. An investment in an investment company is subject to the risks associated with that investment company’s portfolio securities. The Adviser or Investment Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Investments in closed-end funds may entail the risk that the market value of such investments may be substantially less than their net asset value. To the extent the Fund invests in shares of another investment company, the Fund will indirectly bear a proportionate share of that investment company’s advisory fees and other operating expenses. These fees are in addition to the management fees and other operational expenses incurred directly by the Fund. In addition, the Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.

Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets.

These limitations are subject to certain statutory and regulatory exemptions including rule 12d1-4 under the 1940 Act (“Rule 12d1-4”). Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, Rule 12d1-4 prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, Rule 12d1-4 imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies. The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest its assets in other registered investment companies, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on the Fund’s shares is no greater than the limits set forth by the Conduct Rules of the Financial Industry Regulatory Authority, Inc. If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by the Fund in the same proportion as the vote of all other holders of such securities.

Real Estate Investment Sector. The Fund may invest in the real estate sector which includes investments in real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Pooled Investment Vehicles. The Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, are not required to comply with the provisions of the 1940 Act. As a shareholder of such pooled vehicles, the Fund will not have all of the investor protections afforded by the 1940 Act. Such pooled vehicles may, however, be required to comply with the provisions of other federal securities laws, such as the Securities Act. These pooled vehicles may hold currency or commodities, such as gold or oil, or other property that is itself not a security. These pooled investment vehicles may also include “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. In addition to the Fund’s direct fees and expenses, shareholders will also bear, indirectly, fees and expenses charged by the underlying hedge funds, which are often greater than the Fund’s fees and expenses. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable management fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations. In addition, the Fund’s investment in pooled investment vehicles may be considered illiquid.

Structured Products. The Fund may invest in structured products, including exchange traded notes (“ETNs”) and equity-linked instruments. These types of structured products are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark, less investor fees. Structured products have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of a structured product may be influenced by time to maturity, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. Structured products also may be subject to credit risk. The value of an ETN may also be subject to the level of supply and demand for the ETN.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

General Considerations

Investors will have no right to participate in management of the Fund.

Investors will have no right or power to take part in the management or control of the Fund. Investors will not receive the detailed financial information that is available to the Adviser and Investment Subadviser with respect to the Fund’s investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund’s management to the Board, the Adviser and the Investment Subadviser.

There may be changes to the Fund’s investment objective, policies, and restrictions.

The investment objective of the Fund is non-fundamental and may be changed by the Board. Except as otherwise stated in this Prospectus or in the Fund’s Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund before changes take effect.

Investment Risks

Principal Risks of Investing in the Fund

There can be no assurance that the Fund will achieve its investment objective.

There can be no assurance that the Fund will achieve its investment objective. The Adviser’s or Investment Subadviser’s assessment of the short-term or long-term prospects of various companies may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund will be successful. Consequently, Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

The success of the Fund’s investment program may be affected by general economic and market conditions.

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Illiquidity of the securities held by the Fund could impair the Fund’s profitability or result in losses. There is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets, and which could have a negative impact on the Fund.

The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Changes in trade negotiations may negatively impact the Fund.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks.

The Fund invests in privately held companies. Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks, including the following:

●	these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment;
●	they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
●	they typically depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse effect on the portfolio company and, in turn, on the Fund;
●	there is generally little public information about these companies. These companies and their financial information are not subject to the Exchange Act and other regulations that govern public companies, and the Fund may be unable to uncover all material information about these companies, which may prevent the Fund from making a fully informed investment decision and cause the Fund to lose money on its investments;
●	they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;
●	the Fund’s executive officers, Trustees and the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the Fund’s Venture Companies;
●	changes in laws and regulations, as well as interpretations of relevant laws and regulations, may adversely affect their business, financial structure or prospects; and
●	they may have difficulty accessing the capital markets to meet future capital needs.

Many of the securities that the Fund intends to hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities.

Although the Fund expects that some of its equity investments will trade on public or private secondary marketplaces, many of the securities the Fund holds will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some Venture Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

●	Risks Related to Investing in the Technology Sector: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

There are risks related to investing in early-stage companies.

Early-stage private companies are typically startups in their initial phases of development. They may have a minimal viable product, early market traction, and are primarily focused on refining their business model and scaling operations. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

There are risks related to investing in medium- and late-stage companies.

Medium-stage private companies are more established, often with a proven business model, significant revenue growth, and are focused on expanding their market presence and operational capabilities. Late-stage companies are mature businesses, often nearing profitability or already profitable, with established market positions. They are typically preparing for an exit through an acquisition or an IPO. Medium- and late-stage companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

There are risks related to investing in Artificial Intelligence Companies.

Artificial Intelligence Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Artificial Intelligence Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial Intelligence Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of Artificial Intelligence Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries, or any country, government, and/or region-specific regulations or restrictions, could have a negative impact on Artificial Intelligence Companies.

There are risks related to investing in Autonomous and Electric Vehicle Companies.

Autonomous and EV Companies are companies that produce electric/hybrid vehicles, including cars, trucks, motorcycles/

scooters, buses, and electric rail, companies that produce electric/hybrid vehicle components, including electric drivetrains, lithium-ion and other types of electric batteries, and fuel cells as well as companies that produce the chemicals and raw materials (including but not limited to lithium and cobalt) that comprise these electric/hybrid vehicle components are eligible for inclusion, and companies that build autonomous vehicles and/or develop hardware and software that facilitates the development of autonomous vehicles, including sensors, mapping technology, artificial intelligence, advanced driver assistance systems, ride-share platforms, and network-connected services for transportation. Autonomous and EV Companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous and EV Companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Autonomous and EV Companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Additionally, Autonomous and EV Companies may be significantly affected by tax incentives, subsidies, and other governmental regulations and policies that could change due to geopolitical shifts and election outcomes. Autonomous and EV Companies rely on artificial intelligence and big data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of Autonomous and EV Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Autonomous and EV Companies.

There are risks related to investing in Blockchain and Digital Asset Companies.

Blockchain and Digital Asset Companies are companies that derive most of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware and blockchain and digital asset integration. Blockchain and Digital Asset Companies may be adversely impacted by government regulations, limited operating histories, or economic conditions. Blockchain and Digital Asset technology is new, and its uses are in many cases untested or unclear. Moreover, the trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility may persist and the value of the Shares may significantly decline in the future without recovery. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. Further, Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect, a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

There are risks related to investing in Cloud Computing Companies.

Cloud Computing Companies are companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing SaaS, PaaS, IaaS, managed server storage space, and/or cloud and edge computing infrastructure and hardware. Cloud Computing Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies may potentially also be threatened by artificial intelligence based competitive product offerings. In addition, many Cloud Computing Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing Companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing Companies. Cloud Computing Companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies

There are risks related to investing in Cybersecurity Companies.

Cybersecurity Companies are typically concentrated in the software and technology industries. The software and technology industries are challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, services and/or improvements in existing products, and evolving global trade regulations and restrictions, privacy and other regulations and restrictions. Cybersecurity Companies may be particularly vulnerable to data and data privacy concerns and regulations, system failures, cybersecurity risks, and similar concerns. There can be no assurance that products or services sold by the Cybersecurity Companies will not be rendered obsolete or adversely affected by competing products and services (which risk is heightened when investing in technology or tech-enabled companies) or that the Cybersecurity Companies will not be adversely affected by other challenges including from the global macro environment. Cybersecurity Companies may be particularly vulnerable to market disruption from technological and market innovation and rapid technological innovation. Assessing the risks and opportunities associated with the software or technology industries or companies in these industries requires a high level of expertise. In the event that such Cybersecurity Companies are impacted as a whole or are impacted in similar ways, for example due to generally applicable regulations or restrictions, or market events, Cybersecurity Companies, and their ability to repay borrowings from the Fund, may be adversely impacted.

Cybersecurity Companies are generally subject to more volatile markets than companies in other industries. The technology industry can be significantly affected by intense competitive pricing pressures, changing global demand, research and development costs, the ability to attract and maintain skilled employees, component prices, short product cycles and rapid obsolescence of technology. Thus, the ultimate success of a Cybersecurity Company may depend on its ability to continually innovate in increasingly competitive markets. In addition, some Cybersecurity Companies may also be negatively affected by failure to obtain timely regulatory approvals, and may be subject to large capital expenditures. It is possible that certain Cybersecurity Companies will not be able to raise additional financing to meet capital-expenditure requirements or may be able to do so only at a price or on terms which are unfavorable to the Fund. These risks generate substantial volatility in the fair value of the securities of Cybersecurity Companies that are inherently difficult to predict and, accordingly, investments in the technology industry may lead to substantial losses.

In addition, companies in the software and technology sector may be subject to extensive regulation by foreign and U.S. federal, state and/or local agencies. Changes in existing laws, rules or regulations, or judicial or administrative interpretations thereof, or new laws, rules or regulations could have an adverse impact on the business and industries of Cybersecurity Companies. In addition, changes in government priorities or limitations on government resources could also adversely impact such companies. It is not possible to predict whether any such changes in laws, rules or regulations will occur and, if they do occur, the impact of these changes on Cybersecurity Companies and the Fund’s related investment returns. Furthermore, if a Cybersecurity Company were to fail to comply with applicable regulations, it could be subject to significant penalties and claims that could materially and adversely affect its operations. Furthermore, such companies may be subject to the expense, delay and uncertainty of the regulatory approval process for their products and, even if approved, these products may not be accepted in the marketplace.

There are risks related to investing in Data Center and Digital Infrastructure Companies.

Data Center and Digital Infrastructure Companies are companies which own, operate, and/or develop data centers, and are companies that own and manage facilities that customers use to safely and efficiently store computer servers as well as companies that manufacture, design, and/or assemble the servers and/or other hardware often used in data centers and cellular towers, including data center servers, processors and data center switches. Data Center and Digital Infrastructure Companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Data Center and Digital Infrastructure Companies are utilized and operated. Data Center and Digital Infrastructure Companies may be affected by unique supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Data Center and Digital Infrastructure Companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors including, but not limited to, consumer demand for wireless connectivity; availability or capacity of wireless infrastructure or associated land interests; location of wireless infrastructure; financial condition of customers; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of wireless infrastructure; and technological changes, including those affecting the number or type of wireless infrastructure needed to provide wireless connectivity to a given geographic area or resulting in the obsolescence or decommissioning of certain existing wireless networks. Data Center and Digital Infrastructure Companies may be subject to external risks including, but not limited to, natural disasters and supplier outages. Certain geographical areas may be at higher risk for natural disasters, which can increase the likelihood of power surges and supplier outages. Natural disasters and supplier outages can lead to significant downtime, data loss, and associated expenses. Data Center and Digital Infrastructure Companies may be subject to internal risks including, but not limited to, water supply and climate risk and data security risk. Water damage or an imprecise climate may cause extensive damage to critical infrastructure if adequate systems aimed at water penetration and climate control are not installed. Data centers increasingly rely on the use of electronic data, which may make them more vulnerable to data security risk. Data centers are potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. Data centers that do not implement more advanced access control and security monitoring in response to internal and external threats may be at greater risk of potential breaches or damage to data integrity.

There are risks related to investing in Defense Technology Companies.

Defense Technology Companies depend heavily on contracts with governments for a substantial portion of their business. Changes in a government’s priorities, or delays or reductions in spending could have a material adverse effect on such company’s business. Budget uncertainty, the potential for government shutdowns, the use of continuing resolutions, and the federal debt ceiling can adversely affect this industry and the funding for a Defense Technology Company’s programs. If appropriations are delayed or a government shutdown were to occur and continue for an extended period, a Defense Technology Company could be at risk of reduced orders, program cancellations and other disruptions and nonpayment. The U.S. Department of Defense’s changes in funding priorities also could reduce opportunities in existing programs and in future programs or initiatives where such company intends to compete and where it has made investments. Defense Technology Companies must comply with extensive laws and regulations relating to the award, administration and performance of government contracts. Government contract laws and regulations affect how these companies do business with its customers and impose certain risks and costs on its business. A violation of these laws and regulations could harm their reputation and result in the imposition of fines and penalties, the termination of contracts, suspension or debarment from bidding on or being awarded contracts and civil or criminal investigations or proceedings. Competition and changing procurement policies could adversely affect a Defense Technology Company’s business and financial results. This is a highly competitive industry and competitors may have more extensive or more specialized engineering, technical, marketing and servicing capabilities than Defense Technology Companies in which we invest. Competitors may develop new technologies, products or services that could replace such a Defense Technology Company’s current offerings. Additionally, if competitors can offer lower cost services and products, or provide services or products more quickly, at equivalent or in some cases even reduced capabilities, a Defense Technology Company may lose new business opportunities or contract recompetes, which could adversely affect its future results and therefore the Fund’s investments therein.

There are risks related to investing in FinTech Companies.

FinTech Companies may be adversely impacted by government regulations, economic conditions, and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies tend to be more volatile than companies that do not rely heavily on technology, and those with significant alternative currency exposure may also be negatively impacted during high periods of volatility within the crypto markets. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region, or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies.

There are risks related to investing in Power and Energy Companies.

The Fund’s assets may include investments in Power and Energy Companies, including investments in certain utilities, infrastructures and technologies, thereby exposing the Fund to risks associated with this sector. The revenues derived from such investments are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to certain factors. Further, increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Advancements in renewable energy technologies, battery storage solutions, and smart grid infrastructure have the potential to disrupt traditional energy markets and introduce increased volatility in the pricing, supply, and demand of existing energy commodities. Additionally, the sector is highly regulated, both domestically and internationally, which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of such companies include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Power and Energy Companies are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

The Fund’s investments in Power and Energy Companies may include exposure to utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Renewable Energy. An investment in the Fund is subject to certain risks associated with investing in renewable energy companies and renewable energy related assets in general, including: increasing competitive pressures within the energy industry, primarily as a result of consumer demands, technological advances, privatization and other factors; the burdens of ownership of renewable energy infrastructure; local, national and international economic conditions; the supply and demand for services from and access to renewable energy and related assets; the financial condition of users and suppliers of renewable energy assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of renewable energy assets difficult or impracticable; changes in laws, including environmental law, and regulations, and planning laws and other governmental rules; environmental claims arising in respect of renewable energy infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; uninsured casualties; underinsured or uninsurable losses, such as force majeure events and terrorist acts; and other factors which are beyond the reasonable control of the Fund. Many of these factors could cause fluctuations in usage, expenses and revenues, causing the value of the investments to decline and negatively affecting returns. Investors in Power and Energy Companies, including renewable energy companies and related assets, may also find it increasingly difficult to negotiate long-term procurement or sales agreements with counterparties, which may affect their profitability and financial stability.

Technology Risks. There are a variety of technology risks in renewable power projects, including the risk of new technology failing to work reliably, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

There are a variety of technology risks in offshore wind, especially in relation to floating offshore wind, which is a rapidly growing type of offshore wind technology that is still progressing towards commercialization. There are therefore risks that new technologies fail to work reliably, not being available for the entire forecast period for their intended use or not achieving or maintaining the predicted efficiency, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

Pricing Risks. The revenues derived from investments in Power and Energy Companies and, in particular, renewable energy-focused companies are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to factors such as: (i) relatively minor changes in the supply of and demand for oil, gas or coal; (ii) market uncertainty; (iii) political conditions in international commodity producing regions; (iv) the extent of domestic production and importation of oil, gas or coal in certain relevant markets; (v) the level of consumer demand; (vi) weather conditions; (vii) the competitive position of oil, gas or coal as a source of energy as compared with other energy sources; (viii) the industrywide refining or processing capacity for oil, gas or coal; (ix) the effect of foreign federal, state and local regulations on the production transportation and sale of commodities; and (x) the amount and character of excess electric generating capacity in a market area. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Advisers or the Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of the Organization of Petroleum Exporting Countries (and other oil and natural gas-producing nations) and overall economic conditions.

Following construction, renewable energy investments and economics are principally influenced by the balance between operating and maintenance costs on the one hand and, on the other, the income from renewables subsidies (if any), power prices and the price of any applicable related green certificates. Power market prices are impacted by the balance of demand and supply, and can turn negative in periods of excess supply. The significant increase in the amount of intermittent renewable power generating capacity that is expected in the future may make power prices more volatile going forwards and may require further changes to the applicable rules and regulations applying to generating projects.

Renewable energy projects are long-term assets with long economic lives often exceeding 20 years. While sales contracts, power purchase agreements (“PPAs”) and feed-in tariffs, underpinning the forward sale of electricity and/or environmental credits, often provide for short-term fixing of the price of energy and/or environmental credits, a clean energy project will likely be required to sell electricity or environmental credits at then prevailing market prices and/ or seek new sales contracts with fixed price periods.

In making investment decisions, the Advisers will necessarily rely on market forecasts as to the forward price of electricity and environmental credits or equivalent instruments. There can be no assurance that such forecasts will be accurate and if the revenues are ultimately lower than projected, the returns on the investments will also be lower. In certain markets, electricity is also sold on spot markets which fluctuate constantly.

The Fund may make investments in projects and concessions with revenue exposure to power prices and the returns from renewable energy generation assets may be affected by changes in the market price for power, the costs of managing intermittency risks and changes in the availability and charges for connection to the electricity distribution and transmission systems in any markets in which the Fund has operating assets. The market price of electricity is volatile and is affected by a variety of factors. Whilst some of the Power and Energy Companies that we invest in may benefit from fixed price arrangements for a period of time, others may have revenue which is based on prevailing power prices.

Renewable Resource Assessment Risks. Renewable power technologies, especially wind, solar, hydro and landfill gas, require an assessment of the renewable resource. For example, in the case of wind, solar or hydro, if there is less wind, sun or available water than had been anticipated, a project may have a lower return than originally projected. Actual annual wind speed or solar irradiation may fluctuate resulting in lower-than-expected long-term average rates with a corresponding effect on the amount of electricity generated. Wind speeds that are significantly higher than expected could result in periods where the wind is too strong for the wind turbines to safely produce electricity which could result in reduced generation. There is also risk of weather cycles that are deficient in the type of weather conditions required to produce energy at the relevant renewable energy asset. Energy yield forecasts are to a large extent based on historical climate data and certain computer-based simulations/calculations. There is a risk that such forecasts prove inaccurate due to meteorological measurement errors, the reliability of the forecasting model or errors in the assumptions applied to the forecasting model. In particular, extreme weather conditions may lead to greater fluctuation from historically recorded data. In the case of landfill gas, the production of methane from a landfill site will decline over time. The amount of the decline and the length of the life of the field can be difficult to estimate. In addition to long-term resource levels, renewable resources, especially wind and hydro, and to a lesser extent solar, are subject to annual variations. There is a risk that a renewable power project will not generate sufficient cash to service its debt and/or achieve a return, and if a decline in resource levels occurs early in a project’s life, the impact on projected returns will be greater.

Wind Farms and Wind Power Risks. The availability and operating performance of the equipment used in connection with wind farms within the Fund’s portfolio, such as gear boxes, rotor blades, transformers, inter-array cables, transmission cable, foundations and sub-stations (both onshore and offshore), may impact returns therefrom. Some of that equipment is owned / maintained by the project and some is likely to be owned / maintained by third parties. A defect, serial defect or a mechanical failure in the equipment, or an accident which causes a decline in the operating performance of a wind turbine and the availability of such equipment, can directly impact upon the revenues and profitability of that wind farm. Should access to spare or replacement parts be restricted by their discontinued production, the planned operational lifetime of the wind turbines could be reduced. The impact on the Fund of any failure of or defect in the equipment used in the operation of wind farms within its portfolio should be reduced to the extent that the Fund has the benefit of any warranties or guarantees given by an equipment supplier.

Wind power production estimates are based on past wind measurements. Historical wind speeds may not be representative of future wind speeds. Seasonal and annual volatility may also adversely affect returns from wind power assets. Typically, wind farms have relied upon supportive legal and regulatory environments to remain competitive with thermal power suppliers, although this is changing in some markets. Any adverse change to the legal or regulatory environments in countries in which wind farm assets are situated may reduce returns from these assets. Similarly, returns from wind farm assets may be affected by changes in the basis of charging for electricity or the basis on which assets are charged for connection to the electricity distribution system in any markets in which such wind farm assets operate. Systemic faults in technology employed by wind farms may also negatively impact returns from those assets. Where wind farm projects are a more expensive means of electricity production than alternative generating technologies, they are likely to depend on supportive regulatory environments. Wind power assets are subject to risks related to regulatory changes in the countries in which they are situated, which may reduce the returns from these assets.

In particular, offshore wind assets are subject to energy regulation and require governmental licenses and approvals for their development, construction and operation as well as operating in highly regulated power markets, which are subject to periodic regulatory changes. The failure to obtain, maintain or comply with the approvals and permits relating to the investments, and the resulting inability to complete the projects, or be able to general power from them, in addition to the risk of additional costs, fines and penalties, could materially and adversely affect such Power and Energy Companies’ return from the assets. Offshore wind projects also require significant expenditure to develop, build and commission the projects before the assets begin to generate income, as well as on-going, long-term expenditure on operating and maintenance to enable projects to reliably generate expected levels of income.

Solar Power Risks. Like wind farms, solar power production estimates are based on past measurements. Historical radiation measurements may not be representative of future solar power production, including due to changes in environmental conditions, including cloud cover and pollution. Seasonal and annual volatility may also affect returns from solar power assets. Increasingly solar power projects are being developed without significant subsidies, and there is a risk that existing subsidies will be phased out in jurisdictions where they remain.

Further, although solar assets have few moving parts and operate, generally, over long periods with limited maintenance requirement, solar photo-voltaic (PV) power generation employs solar panels composed of a number of solar cells containing PV material. These panels are, over time, subject to degradation since they are exposed to the elements and carry and electric charge, and will age accordingly. In addition, solar radiation which produces solar electricity carries heat with it that may cause the components of a PV solar panel to become altered and less able to capture irradiation effectively. There is a risk of equipment failure due to wear and tear, design error or operator error with respect to each PV facility and this failure, among other things, could adversely affect returns from solar power assets.

Any adverse change to the legal or regulatory environments in countries in which a solar power asset is situated may reduce the returns from such assets.

There are risks related to investing in Robotics Companies.

Securities of Robotics Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Robotics Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Additionally, companies in the robotics industry that focus on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Fund, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.

Robotics Companies involved in artificial intelligence-driven humanoid robotics in particular may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based.

Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies' ability to produce or integrate artificial intelligence-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your shares.

There are risks related to investing in Semiconductor and Quantum Computing Companies.

Semiconductor and Quantum Computing Companies include artificial intelligence semiconductor companies, compute systems enablers and quantum computing technology companies or those companies which derive a majority of their income for the provision of such services. Semiconductor and Quantum Computing Companies are involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies involved in the semiconductors and semiconductor equipment industry face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Additionally, companies involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business. Further, quantum computing is an emerging industry characterized by early-stage development. Semiconductor and Quantum Computing Companies in this industry may have limited operating histories, minimal revenues, and uncertain prospects for profitability. Valuations of Semiconductor and Quantum Computing Companies may be based more on speculative potential than on current financial performance, which can lead to elevated volatility and the risk of significant losses. In addition, quantum computing companies may be exposed to risk due to rapid technological change, intense competition, consumer demand, shifts in government funding, evolving regulatory frameworks, export control restrictions. Semiconductor and Quantum Computing Companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business.

There are risks related to investing in Space Technology Companies.

Space Technology Companies are subject to a wide range of unique and evolving risks. These companies often operate in highly regulated markets, where changes in domestic and foreign government policy, defense budgets, procurement cycles, and export controls can materially affect operations and demand. Many such companies are reliant on a limited number of large government or commercial contracts, and the loss, delay, or renegotiation of such contracts may have a significant adverse impact on financial performance.

Space Technology Companies typically engage in complex, capital-intensive research and development with long development cycles, and there is no assurance that such efforts will yield commercially viable or operationally effective products. Rapid technological change, including the adoption of artificial intelligence, autonomous systems, and advanced manufacturing techniques, can render existing offerings obsolete or noncompetitive. Space Technology Companies may also be dependent on a narrow set of suppliers or specialized components, introducing risks related to supply chain disruption, quality control, or geopolitical tensions.

In addition, many Space Technology Companies operate in sensitive areas involving national security, classified information, or dual-use technologies, making them subject to heightened cybersecurity threats, espionage risks, and compliance burdens under national security laws. The failure to adequately protect intellectual property or to comply with export and regulatory requirements may result in severe penalties, contract loss, or reputational harm. Space Technology Companies may also face increased scrutiny from regulators, investors, and the public, particularly in connection with the use of advanced technologies in military or surveillance applications.

Startups and emerging companies may have limited operating histories, constrained financial resources, and heightened reliance on key personnel or proprietary technology. As a result, they may experience significant volatility in valuation and performance, and the Fund’s investments in such companies could be subject to a high degree of risk, including the risk of total loss.

There are risks related to investing in Video Gaming Companies.

Video Gaming Companies operate in a highly competitive and rapidly evolving sector, facing risks from technological advancements and changing consumer preferences that could lead to product obsolescence and necessitate continuous investment. These companies are significantly exposed to cybersecurity risks due to their reliance on online platforms and storage of extensive user data, which raises concerns over data breaches and potential financial and reputational damages. Regulatory challenges also pose a risk, with varying international regulations affecting market access and content restrictions. The integration of digital assets and blockchain technologies introduces volatility and regulatory uncertainty, potentially impacting financial stability. Revenue concentration in hit titles and the project-based nature of game development can result in financial volatility, as success is heavily dependent on continuous hit releases and managing development costs. Moreover, expansion into new markets requires navigating cultural differences and intellectual property rights, which can impede growth. The sector’s sensitivity to consumer discretionary spending and its inherent volatility underscore the investment risks in Video Gaming Companies.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, possible limits on repatriation of income and dividends of foreign issuers, restriction on repatriation of currencies, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government, other countries and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. “Follow-on” Investment Risk. Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the Fund’s investment.

The Fund may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase the Fund’s participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity.

In addition, the Fund may be unable to complete follow-on investments in its Venture Companies that have conducted an initial public offering as a result of regulatory or financial restrictions.

ADRs and GDRs may be subject to some of the same risks as direct investments in foreign companies.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in, among others, services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses and may be underprepared for global health crises. For example, the rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders of emerging market companies may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Developments in Artificial Intelligence Technologies may subject the Fund or companies in which it invests to additional risks.

Artificial intelligence, including machine learning technology and generative artificial intelligence, is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund invests and subject the Fund or issuers in which it invests to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund or the business, financial condition and results of operations of the issuers in which it invests. The Fund, the Advisers and other service providers, or the issuers of securities in which the Fund invests may utilize artificial intelligence technologies in business operations. It is possible that the information provided through the use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, or constitute infringement of third-party intellectual property rights, leading to adverse effects for the Fund, including, potentially, operational errors, cybersecurity vulnerabilities and investment losses. Moreover, technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Advisers and the Fund. For instance, the Fund may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within the industry. In addition, investments in technology systems and artificial intelligence by the Advisers may not deliver the benefits the Fund expects. The economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.

Investments in other investment companies and other pooled investment vehicles are subject to market and selection risk.

If the Fund acquires shares of other investment companies and/or pooled investment vehicles, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such vehicles. Investment companies and pooled investment vehicles are exposed to operational risks related to internal processes, systems, and controls. Such vehicles may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an investment company or other pooled investment vehicle is heavily influenced by the decisions made by its fund managers or investment advisors. The Fund’s investments in investment companies and other pooled investment vehicles subject it to the risks associated with direct ownership of the securities in which the underlying vehicles invest. In addition, the Fund, as a holder of securities issued by the underlying vehicle, will bear its pro rata portion of such vehicle's expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

The Fund's Liquid Investments are subject to additional risks.

The Fund's Liquid Investments are subject to the risks below.

●	ETF Risk: Investments in ETFs are subject to market and selection risk. As a result of these investments, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF. An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed. Investment companies are subject to regulatory oversight by government agencies such as the SEC. ETFs are exposed to operational risks related to internal processes, systems, and controls. ETFs may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an ETF is heavily influenced by the decisions made by its fund managers or investment advisors.
●	Debt Securities Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The longer the average maturity or duration of the debt securities held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are invested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.
●	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short-term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.
●	Short-Term Debt Instruments/Money Market Instruments Risk: The Fund may invest in short-term money market instruments / debt instruments with short maturities, which can result in relatively high turnover rates. The transaction costs incurred as a result of the purchase or sale of short-term money market instruments / debt instruments may also increase, which in turn may have a negative impact on the Fund.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions and market trends. The value of the equity securities that the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Fund may affect the value of the Fund’s investment. Equity investments can experience failures or substantial declines in value at any stage. Equity holders generally have an inferior rank to debt holders, and are thus exposed to higher risks.

●	Common Stock Risk: Common stocks represent an ownership interest in a company. Common stocks and similar equity securities are more volatile and riskier than some other forms of investment.
●	Preferred Securities Risk: Preferred securities are contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. Preferred securities may be subject to more fluctuations in market value due to changes in market perceptions of the issuer’s ability to continue to pay dividends. If the Fund owns a preferred security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred securities may also permit the issuer to convert preferred securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which preferred securities may be converted declines in value. Preferred securities may be less liquid than equity securities.

There are risks related to convertible securities.

The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security. Convertible securities tend to have a lower payout than securities that do not have a conversion feature. Convertible securities may also be issued based on a fixed conversion ratio or market price conversion ratio, and a market price conversion ratio may present risks to the company and holders of its common stock in the event of a price decline. The terms of these securities can be complex and challenging to understand, which can lead to disputes between founders and investors. A company can incur the risk of being over-levered if it issues too many convertible securities. There is risk that if the company is unable to raise additional funding, it may not be able to convert these securities into equity. In situations where the company raises additional funding at a higher valuation, investors may not be able to convert these securities at a discount, which could impact return on their investments.

As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund.

Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in the Fund’s portfolio may cause the value of its securities to decline.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. It may take up to a year for the Fund’s investments to fully reflect its investment strategy. Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While Shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual Shareholders.

The Fund is subject to management risk.

The Fund is subject to management risk. In managing the Fund, the Adviser and the Investment Subadviser apply investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable.

The Fund will invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable. Under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Fund will value such securities at fair value as determined in good faith in accordance with the valuation procedures approved by the Board. While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund’s valuation designee to make fair value determinations. To assist with those determinations, the Adviser’s personnel will prepare Venture Company valuations using, where available, the most recent portfolio company financial statements and forecasts for consideration by the Adviser’s pricing committee. The Adviser utilizes the services of an independent pricing service, which prepares valuations for each of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded. The types of factors that the Fund takes into account with respect to the valuation of such non-traded investments include, as relevant and, to the extent available, the valuation of the investment as of the portfolio company’s latest funding round, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. This information may not be readily available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed. See “Determination of Net Asset Value.”

There are risks related to the Fund’s repurchase program.

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, including new subscriptions, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser, the Investment Subadviser or their affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Moreover, one or more feeder vehicles may be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in repurchase requests by the feeder vehicle of its Shares in the Fund and could contribute to an over-subscription of a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed.

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the Fund to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on instruments held by the Fund, reducing returns to the Fund and the level of income available for dividends or distributions made by the Fund. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would also reduce returns to the Fund. There is no assurance that a leveraging strategy will be successful.

The use of leverage to purchase additional investments creates an opportunity for increased Shares dividends, but also creates special risks and considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of common shares than a comparable fund without leverage;
●	the risk that fluctuations in interest rates on borrowings and short-term debt or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other debt securities that the Fund has issued will reduce the return to the Fund;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase expenses (which will be borne entirely by Shareholders), which may reduce the Fund’s NAV and the total return to Shareholders.

Leveraging is a speculative technique and there are special risks and costs involved. When leverage is used, the net asset value of the Shares will be more volatile. In addition, interest and other expenses borne by the Fund with respect to its use of leverage are borne by the Shareholders and result in a reduction of the NAV of the Shares.

Leverage creates risks for Shareholders, including the likelihood of greater volatility of net income, distributions and/or NAV in relation to market changes, the risk that fluctuations in interest rates on borrowings and short term debt or in the dividend rates on any preferred shares may affect the return to Shareholders and increased operating costs, which may reduce the Fund’s total return. To the extent the income or capital appreciation derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser and/or the Investment Subadviser in their best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund of maintaining the leveraged position will outweigh the current reduced return. Capital raised through leverage will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund’s ability to pay dividends on Shares or to engage in other activities. Borrowings and the issuance of a class of preferred shares create an opportunity for greater return per Share, but at the same time such borrowing is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Risks of Investing in Private Assets

Less information may be available with respect to Venture Company investments and such investments offer limited liquidity.

Venture Companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Venture Companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render these companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Venture Companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. Venture Companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Many Venture Companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.

In addition, investments in Venture Companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. Direct investments in Venture Companies are more concentrated than investments in Private Funds and other pooled investment vehicles, which may hold multiple portfolio companies. There can be no assurance that the Fund will be able to realize the value of these investments in a timely manner.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers. Although the Advisers will be responsible for monitoring the performance of each Private Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Private Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.

Competition for access to private equity investment opportunities is limited.

The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by the Advisers. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than the Advisers and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there continues to be a significant amount of capital available for secondary investments.

Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. Specifically, the Fund's direct investments in Venture Companies may be heavily negotiated and may create additional transaction costs for the Fund. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Advisers in sourcing transactions and investing and managing the capital of the Fund.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Advisers and their affiliates; however, unregistered funds also managed by the Advisers and their affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund.

The Advisers will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) except pursuant to an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Advisers, the Fund and certain affiliated entities advised by the Advisers have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain affiliated entities advised by the Advisers, where the Advisers negotiate certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. The exemptive order does not apply to all investments or to all affiliates of the Advisers. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Advisers not covered by the exemptive order participate. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.

Pursuant to the requirements of the exemptive order, the Board, including the “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the exemptive order and has reviewed the allocation policy and other co-investment policies of the Advisers. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated entities will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders. The Advisers’ investment allocation policies and procedures can be revised by the Advisers at any time without notice to, or consent from, the shareholders.

The Fund is subject to the risks of its Private Funds.

The Fund’s investments in Private Funds are subject to a number of risks. Private Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Private Funds in which the Fund invests may have only limited operating histories. Although the Advisers will seek to receive detailed information from each Private Fund regarding its business strategy and any performance history, in most cases the Advisers will have little or no means of independently verifying this information. In addition, Private Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Fund’s investments are successful.

Private Fund interests are ordinarily valued based upon valuations provided by the Private Fund Manager, which may be received on a delayed basis. Certain securities in which the Private Funds invest may not have a readily ascertainable market price and are fair valued by the Private Fund Managers. A Private Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Fund Manager’s compensation. The Advisers have procedures with respect to the assessment and review of the valuation procedures used by each Private Fund Manager and for reviewing the financial information provided by the Private Funds. However, neither the Advisers nor the Fund are able to confirm the accuracy of valuations provided by Private Fund Managers. Inaccurate valuations provided by Private Funds could materially adversely affect the value of Shares.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Private Fund Managers may create incentives for the Private Fund Managers to make risky investments, and may be payable by the Fund to a Private Fund Manager based on a Private Fund’s positive returns even if the Fund’s overall returns are negative.

Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Private Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Private Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Private Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Private Funds. Fees and expenses of the Fund and the Private Funds will generally be paid regardless of whether the Fund or Private Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Private Funds, although access to many Private Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Private Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Private Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Funds. The Advisers also may refrain from including a Private Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Funds than other clients of the Advisers.

If the Fund fails to satisfy capital calls to a Private Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Private Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Fund prior to the end of its stated term. Early termination of a Private Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in a Private Fund, Shareholders will not themselves be equity holders of that Private Fund and will not be entitled to enforce any rights directly against the Private Fund or the Private Fund Manager or assert claims directly against any Private Funds, the Private Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Funds that may be available to the Fund as an investor in the Private Funds. In addition, Private Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Funds, will not have the benefit of the protections afforded by the 1940 Act. Private Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Funds managed by such Private Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Private Funds generally are not immediately invested. Instead, committed amounts are drawn down by Private Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Fund’s drawdowns. During this period, investments made early in a Private Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Advisers as to when they can expect to no longer need to fund capital calls for a particular Private Fund. Accordingly, the Fund may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Funds. This may result in the Fund making commitments to Private Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Advisers’ judgment, to satisfy capital calls from Private Funds. These unfunded commitments generally can be drawn at the discretion of the general partner of the Private Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments.

The Fund may seek to invest in a Private Fund’s non-voting securities and, together with interests held by other clients of Global X, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Private Fund and its affiliated persons. As a general matter, however, the Private Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Private Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Private Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).

The Fund is subject to risks associated with Private Funds with less established sponsors.

The Fund may invest a portion of its assets in Private Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.

The Fund is subject to the risks associated with its Private Funds’ underlying investments.

The investments made by the Private Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Private Fund Manager may focus on a particular industry or sector, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Fund Manager may focus on a particular country or geographic region, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Fund may invest. The success of each investment made by a Private Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

The Fund is subject to risks associated with non-traditional secondary investments, joint investments and other investments.

The Fund may acquire equity positions in Venture Companies either directly or indirectly, by investing in Private Funds managed by Private Fund Managers, on a secondary basis from existing investors or involving a recapitalization (i.e., in continuation funds that acquire assets of a sponsor’s existing private fund) of an equity interest in an existing Private Fund. Such secondary investments will be made primarily through privately negotiated transactions with one or more existing investors.

The Fund may invest with third-parties and otherwise through Private Funds, structured transactions and similar arrangements, and may invest in other non-traditional secondary investments such as Private Fund recapitalizations (i.e., continuation funds that acquire assets of the sponsor’s existing private fund), as well as other assets. The Fund may also invest in the equity of a Venture Company in a secondary transaction. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the underlying investments, private funds, holding vehicles or other investment vehicles, in addition to the normal risks associated with Venture Companies. In addition, such investment vehicles may make other investments with risk and return profiles that the Advisers determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Advisers and may involve different risks to those of traditional secondary investments.

The Fund is subject to risks associated with restrictions on transfers of secondary interests.

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the investment vehicle, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Advisers believe that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in an investment vehicle, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the vehicle prior to such transfer, including investments that are not owned by the vehicle at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

The Fund is subject to risks associated with competition for secondary investments.

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

The Fund is subject to risks associated with limitations in secondary investments.

Generally, the Fund will not be acquiring interests directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. The Fund may acquire interests in Venture Companies through privately negotiated transactions with existing investors. In some limited cases, the Fund may be presented with investment opportunities on an “all or nothing” basis. Certain of the Venture Companies in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Advisers considers (for commercial, tax, legal or other reasons) less attractive. The investment vehicles that the Advisers may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Advisers may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles, amounts and timing of contributions and distributions and returns on their investment in the Fund. See also “Certain ERISA Considerations.”

The valuations of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Advisers may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

Regulatory Changes may adversely affect Private Funds.

Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in Private Funds in the private secondary market less attractive or make the Private Fund Managers less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the Private Funds in which the Fund invests.

The regulatory environment for Private Funds is evolving, and changes in the regulation of Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to Private Funds and their sponsors may also impose significant administrative burdens on the Advisers and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Private Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

Private Funds are subject to risks regarding regulatory approvals.

In addition to the risks regarding regulatory approvals, government counterparties or agencies may have the discretion to change or increase regulation of a Private Fund or its Venture Companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A Private Fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its Venture Company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.

In-kind distributions from Private Funds may not be liquid.

The Fund may receive in-kind distributions of securities from Private Funds. There can be no assurance that securities distributed in kind by Private Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Advisers, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Advisers. The Fund may incur additional expense in connection with any disposition of such securities.

Venture Companies may require additional financings.

Certain of the Fund’s Venture Companies, either directly through SPVs or indirectly through Private Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Private Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Private Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Private Fund or any Venture Company. There can be no assurance that a Venture Company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.

The Fund is subject to risks from investing with other parties as part of non-controlling investments.

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Venture Company or other investment will typically be limited. As a result, the performance of the Fund will depend significantly on the managerial, investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

The Fund is subject to risks associated with competition for investment opportunities.

The Fund competes for investments with other investment funds and institutional investors. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a closed-end fund. These factors may make it more difficult for the Fund to pursue attractive investment opportunities or achieve its investment objective.

The Fund is subject to risks associated with co-investment transactions.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other affiliated entities managed by the Adviser, Investment Subadviser or their affiliates. The 1940 Act prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain “joint” transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain “joint” transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser and Investment Subadviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

The Adviser, Investment Subadviser and the Fund have received an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Investment Subadviser and its affiliated entities in Venture Companies. The SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such investments, including, without limitation, in the event that the available capacity with respect to an investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

Such co-investment transactions may present certain additional risks to the Fund and its Shareholders. Due to conflicts of interest inherent in such arrangements, the Fund may be prohibited from buying or selling certain securities that may otherwise constitute a desirable investment. The Investment Subadviser may face conflicts in allocating investment opportunities among the Fund and other participating accounts, which may not be resolved in the Fund’s favor, potentially resulting in the Fund investing in opportunities with a lower return profile or greater risk than those allocated to the co-investors. Additionally, the Fund may be exposed to higher operational and financial risks due to reliance on third parties, including the co-investor’s adherence to investment guidelines and the financial solvency of such co-investors. In addition, the Fund’s engagement in co-investment transactions may result in additional regulatory, tax, and legal complexities that could adversely affect the Fund’s performance and operational flexibility. The Fund’s returns may also be reduced by additional costs associated with such transactions. The Investment Subadviser seeks to mitigate these risks through due diligence and the implementation of procedures designed to mitigate the conflicts of interest between the Fund and the co-investors; however, no strategy can completely eliminate the risks associated with co-investment transactions.

The Fund is subject to operational risk.

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Like other funds and business enterprises, the Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund, the Adviser, and the Investment Subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

The Fund is subject to risks associated with unlisted shares.

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

The Fund is subject to key personnel risk.

The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Advisers currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. In addition, the Fund cannot assure investors that the Advisers will remain the Fund’s investment advisers. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.

The Fund is subject to risks associated with maintaining its status as a RIC.

The Fund will elect to be treated, and intends to operate in a manner so as to qualify each taxable year thereafter, as a RIC under the Code. As such, the Fund must satisfy, among other requirements, certain ongoing source-of-income, asset diversification, and annual distribution requirements. The Fund may have difficulty complying with these requirements. In particular, to the extent that the Fund holds equity investments in Venture Companies and/or Innovation Companies that are treated as partnerships or other pass-through entities for U.S. federal income tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those entities that are taken into account in determining its compliance with the aforementioned ongoing requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level U.S. federal income tax on all of its taxable income, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Failure to Qualify as a RIC.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail to meet the ongoing asset diversification requirements (as further described in “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure—the disposition of non-diversified assets—may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions under the Code afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions.

The Fund may hold investments, either directly or indirectly, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or an underlying entity) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code (see “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Taxation as a RIC”). The Fund may have to sell some of its investments at times and/or at prices the Adviser would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level U.S. federal income tax on all of its taxable income.

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. federal income tax purposes), including a wholly-owned subsidiaries of the Fund organized under the laws of the Cayman Islands (“Cayman Subsidiary”) as described above under “Investment Strategies—General Investment Strategy,” and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify as a RIC.

General Considerations and Other Risks Related to the Fund

The Fund is subject to risks associated with having a limited influence over the operations of the companies in which it invests.

A significant portion of the Fund’s investments may represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund may also invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence.

In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

The Fund is subject to risks associated with its performance.

If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant, than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these Venture Companies or any of the Fund’s other significant Venture Companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund is subject to risks associated with the regular realization of events.

The Fund does not expect regular realization events (e.g., mergers, refinancings or public offerings), if any, to occur in the near term with respect to the majority of the Fund’s Venture Companies. The Fund expects that its holdings of equity securities may require several years to appreciate in value, and it can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund and its Shareholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

The Fund is subject to risks associated with the implementation of temporary defensive strategies.

When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

The Fund is subject to anti-takeover risks.

The Fund’s declaration of trust (the “Declaration of Trust”) and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

The Fund is subject to Cayman subsidiary tax risk.

The Fund may seek to gain exposure to certain investments and pass-through entities through investments in a Cayman Subsidiary. Applicable U.S. Treasury regulations generally treat the Fund’s income inclusion with respect to a Cayman Subsidiary as qualifying income for the purposes of the RIC 90% Gross Income Test (as defined under “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”) either if (i) there is a distribution out of the earnings and profits of a Cayman Subsidiary that is attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies (see “Material U.S. Federal Income Tax Considerations—Nature of the Fund’s Investments—Non-U.S. Investments, Including PFICs and CFCs”). Under these regulations the Fund expects any required inclusions with respect to an investment in a Cayman Subsidiary to be qualifying income for the purposes of the 90% Gross Income Test; however, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments is not qualifying income, in which case the Fund would fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Cayman Subsidiary. If Cayman Islands law changes such that a Cayman Subsidiary must pay Cayman Islands taxes, Fund Shareholders would likely suffer decreased investment returns.

The Fund is subject to liquidity and other risks associated with closed-end interval funds.

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

The Fund is subject to distribution payment risk.

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

The Fund is subject to investment dilution risk.

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.

The Fund is subject to risks associated with the Fund Distribution Policy.

The Fund intends to make annual distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

The Fund is subject to risks associated with the shifting Geopolitical Climate.

U.S. and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, and will continue to lead to disruptions in local, regional, national, and global markets and economies. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran, triggering Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.

The extent and duration of the ongoing conflicts, and the resulting measures that have been taken, and could be taken in the future, by NATO, the U.S., the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any sanctions and related market disruptions are impossible to predict, but could adversely affect the global economy and financial markets, particularly if current or new sanctions continue for an extended period of time, and could lead to instability, lack of liquidity in capital markets and price volatility. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that we, our portfolio companies, third party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.

Effects of Leverage [Table Text Block]

LEVERAGE

The Fund may incur entity-level debt, including unsecured and secured credit facilities from certain financial institutions and other forms of borrowing money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.

Venture Companies and investment vehicles invested in Venture Companies, in which the Fund invests may also utilize leverage secured against its assets. If an operating entity were to default on a loan, the lender’s recourse would be to the assets of the operating entity and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. Borrowings at the individual investment level are not subject to the Asset Coverage Requirement described below. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil. In general, the use of leverage by the Fund’s assets may increase the volatility of their values and of the value of the Shares.

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness (less all liabilities and indebtedness not represented by 1940 Act leverage), including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness but excluding all liabilities and indebtedness not represented by 1940 Act leverage). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the Asset Coverage Requirement if effected in compliance with applicable SEC rules and guidance. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred stock (“Preferred Stock”) in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such issuance. As of the date of this prospectus, the Fund had no Preferred Stock outstanding.

Borrowings (and any Preferred Stock) would have seniority over Shares. Any borrowings and Preferred Stock (if issued) leverage investments in Shares. Holders of Shares bear the costs associated with any Borrowings, and if the Fund issues Preferred Stock, holders of Shares bear the offering costs of the Preferred Stock issuance. The Board may authorize the use of leverage through Borrowings and Preferred Stock without the approval of the holders of Shares.

The Fund might not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Advisers’ outlook for the market and the costs that the Fund would incur as a result of such leverage. There is no assurance that the Fund’s leveraging strategy will be successful.

Effects of Leverage, Purpose [Text Block]

The Fund may incur entity-level debt, including unsecured and secured credit facilities from certain financial institutions and other forms of borrowing money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act (“DSTA“), as amended, and on the Fund’s Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, no par value per share. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended, and therefore generally will not be personally liable for the Fund’s debts or obligations.

The Fund was organized as a Delaware statutory trust on September 21, 2023. The Fund currently offers four classes of Shares on a continuous basis: Class A Shares, Class U Shares, Class S Shares, and Class I Shares. The Fund has received exemptive relief from the SEC that permits the Fund to issue multiple classes of Shares with different asset-based Distribution and Servicing Fees and early withdrawal fees, as applicable. An investment in any class of Shares of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts and ongoing fees and expenses for each class of Shares are expected to be different. The estimated fees and expenses for each class of Shares are set forth in “Summary of Fund Expenses.”

Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of Shares bears any class-specific expenses; and (c) each class shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.

Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the 1940 Act, which provides that such Shares may not be issued at a price below the then-current net asset value, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s Shareholders.

Security Voting Rights [Text Block]	each class shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.
Security Liquidation Rights [Text Block]	Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that
Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of May 31, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class A Shares	Unlimited	None	0
Class U Shares	Unlimited	None	0
Class S Shares	Unlimited	None	0
Class I Shares	Unlimited	None	2,500,000

There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risks

Principal Risks of Investing in the Fund

There can be no assurance that the Fund will achieve its investment objective.

There can be no assurance that the Fund will achieve its investment objective. The Adviser’s or Investment Subadviser’s assessment of the short-term or long-term prospects of various companies may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund will be successful. Consequently, Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

The success of the Fund’s investment program may be affected by general economic and market conditions.

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Illiquidity of the securities held by the Fund could impair the Fund’s profitability or result in losses. There is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets, and which could have a negative impact on the Fund.

The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Changes in trade negotiations may negatively impact the Fund.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks.

The Fund invests in privately held companies. Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks, including the following:

●	these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment;
●	they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
●	they typically depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse effect on the portfolio company and, in turn, on the Fund;
●	there is generally little public information about these companies. These companies and their financial information are not subject to the Exchange Act and other regulations that govern public companies, and the Fund may be unable to uncover all material information about these companies, which may prevent the Fund from making a fully informed investment decision and cause the Fund to lose money on its investments;
●	they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;
●	the Fund’s executive officers, Trustees and the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the Fund’s Venture Companies;
●	changes in laws and regulations, as well as interpretations of relevant laws and regulations, may adversely affect their business, financial structure or prospects; and
●	they may have difficulty accessing the capital markets to meet future capital needs.

Many of the securities that the Fund intends to hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities.

Although the Fund expects that some of its equity investments will trade on public or private secondary marketplaces, many of the securities the Fund holds will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some Venture Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

●	Risks Related to Investing in the Technology Sector: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

There are risks related to investing in early-stage companies.

Early-stage private companies are typically startups in their initial phases of development. They may have a minimal viable product, early market traction, and are primarily focused on refining their business model and scaling operations. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

There are risks related to investing in medium- and late-stage companies.

Medium-stage private companies are more established, often with a proven business model, significant revenue growth, and are focused on expanding their market presence and operational capabilities. Late-stage companies are mature businesses, often nearing profitability or already profitable, with established market positions. They are typically preparing for an exit through an acquisition or an IPO. Medium- and late-stage companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

There are risks related to investing in Artificial Intelligence Companies.

Artificial Intelligence Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Artificial Intelligence Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial Intelligence Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of Artificial Intelligence Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries, or any country, government, and/or region-specific regulations or restrictions, could have a negative impact on Artificial Intelligence Companies.

There are risks related to investing in Autonomous and Electric Vehicle Companies.

Autonomous and EV Companies are companies that produce electric/hybrid vehicles, including cars, trucks, motorcycles/

scooters, buses, and electric rail, companies that produce electric/hybrid vehicle components, including electric drivetrains, lithium-ion and other types of electric batteries, and fuel cells as well as companies that produce the chemicals and raw materials (including but not limited to lithium and cobalt) that comprise these electric/hybrid vehicle components are eligible for inclusion, and companies that build autonomous vehicles and/or develop hardware and software that facilitates the development of autonomous vehicles, including sensors, mapping technology, artificial intelligence, advanced driver assistance systems, ride-share platforms, and network-connected services for transportation. Autonomous and EV Companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous and EV Companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Autonomous and EV Companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Additionally, Autonomous and EV Companies may be significantly affected by tax incentives, subsidies, and other governmental regulations and policies that could change due to geopolitical shifts and election outcomes. Autonomous and EV Companies rely on artificial intelligence and big data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of Autonomous and EV Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Autonomous and EV Companies.

There are risks related to investing in Blockchain and Digital Asset Companies.

Blockchain and Digital Asset Companies are companies that derive most of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware and blockchain and digital asset integration. Blockchain and Digital Asset Companies may be adversely impacted by government regulations, limited operating histories, or economic conditions. Blockchain and Digital Asset technology is new, and its uses are in many cases untested or unclear. Moreover, the trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility may persist and the value of the Shares may significantly decline in the future without recovery. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. Further, Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect, a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

There are risks related to investing in Cloud Computing Companies.

Cloud Computing Companies are companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing SaaS, PaaS, IaaS, managed server storage space, and/or cloud and edge computing infrastructure and hardware. Cloud Computing Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies may potentially also be threatened by artificial intelligence based competitive product offerings. In addition, many Cloud Computing Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing Companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing Companies. Cloud Computing Companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies

There are risks related to investing in Cybersecurity Companies.

Cybersecurity Companies are typically concentrated in the software and technology industries. The software and technology industries are challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, services and/or improvements in existing products, and evolving global trade regulations and restrictions, privacy and other regulations and restrictions. Cybersecurity Companies may be particularly vulnerable to data and data privacy concerns and regulations, system failures, cybersecurity risks, and similar concerns. There can be no assurance that products or services sold by the Cybersecurity Companies will not be rendered obsolete or adversely affected by competing products and services (which risk is heightened when investing in technology or tech-enabled companies) or that the Cybersecurity Companies will not be adversely affected by other challenges including from the global macro environment. Cybersecurity Companies may be particularly vulnerable to market disruption from technological and market innovation and rapid technological innovation. Assessing the risks and opportunities associated with the software or technology industries or companies in these industries requires a high level of expertise. In the event that such Cybersecurity Companies are impacted as a whole or are impacted in similar ways, for example due to generally applicable regulations or restrictions, or market events, Cybersecurity Companies, and their ability to repay borrowings from the Fund, may be adversely impacted.

Cybersecurity Companies are generally subject to more volatile markets than companies in other industries. The technology industry can be significantly affected by intense competitive pricing pressures, changing global demand, research and development costs, the ability to attract and maintain skilled employees, component prices, short product cycles and rapid obsolescence of technology. Thus, the ultimate success of a Cybersecurity Company may depend on its ability to continually innovate in increasingly competitive markets. In addition, some Cybersecurity Companies may also be negatively affected by failure to obtain timely regulatory approvals, and may be subject to large capital expenditures. It is possible that certain Cybersecurity Companies will not be able to raise additional financing to meet capital-expenditure requirements or may be able to do so only at a price or on terms which are unfavorable to the Fund. These risks generate substantial volatility in the fair value of the securities of Cybersecurity Companies that are inherently difficult to predict and, accordingly, investments in the technology industry may lead to substantial losses.

In addition, companies in the software and technology sector may be subject to extensive regulation by foreign and U.S. federal, state and/or local agencies. Changes in existing laws, rules or regulations, or judicial or administrative interpretations thereof, or new laws, rules or regulations could have an adverse impact on the business and industries of Cybersecurity Companies. In addition, changes in government priorities or limitations on government resources could also adversely impact such companies. It is not possible to predict whether any such changes in laws, rules or regulations will occur and, if they do occur, the impact of these changes on Cybersecurity Companies and the Fund’s related investment returns. Furthermore, if a Cybersecurity Company were to fail to comply with applicable regulations, it could be subject to significant penalties and claims that could materially and adversely affect its operations. Furthermore, such companies may be subject to the expense, delay and uncertainty of the regulatory approval process for their products and, even if approved, these products may not be accepted in the marketplace.

There are risks related to investing in Data Center and Digital Infrastructure Companies.

Data Center and Digital Infrastructure Companies are companies which own, operate, and/or develop data centers, and are companies that own and manage facilities that customers use to safely and efficiently store computer servers as well as companies that manufacture, design, and/or assemble the servers and/or other hardware often used in data centers and cellular towers, including data center servers, processors and data center switches. Data Center and Digital Infrastructure Companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Data Center and Digital Infrastructure Companies are utilized and operated. Data Center and Digital Infrastructure Companies may be affected by unique supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Data Center and Digital Infrastructure Companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors including, but not limited to, consumer demand for wireless connectivity; availability or capacity of wireless infrastructure or associated land interests; location of wireless infrastructure; financial condition of customers; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of wireless infrastructure; and technological changes, including those affecting the number or type of wireless infrastructure needed to provide wireless connectivity to a given geographic area or resulting in the obsolescence or decommissioning of certain existing wireless networks. Data Center and Digital Infrastructure Companies may be subject to external risks including, but not limited to, natural disasters and supplier outages. Certain geographical areas may be at higher risk for natural disasters, which can increase the likelihood of power surges and supplier outages. Natural disasters and supplier outages can lead to significant downtime, data loss, and associated expenses. Data Center and Digital Infrastructure Companies may be subject to internal risks including, but not limited to, water supply and climate risk and data security risk. Water damage or an imprecise climate may cause extensive damage to critical infrastructure if adequate systems aimed at water penetration and climate control are not installed. Data centers increasingly rely on the use of electronic data, which may make them more vulnerable to data security risk. Data centers are potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. Data centers that do not implement more advanced access control and security monitoring in response to internal and external threats may be at greater risk of potential breaches or damage to data integrity.

There are risks related to investing in Defense Technology Companies.

Defense Technology Companies depend heavily on contracts with governments for a substantial portion of their business. Changes in a government’s priorities, or delays or reductions in spending could have a material adverse effect on such company’s business. Budget uncertainty, the potential for government shutdowns, the use of continuing resolutions, and the federal debt ceiling can adversely affect this industry and the funding for a Defense Technology Company’s programs. If appropriations are delayed or a government shutdown were to occur and continue for an extended period, a Defense Technology Company could be at risk of reduced orders, program cancellations and other disruptions and nonpayment. The U.S. Department of Defense’s changes in funding priorities also could reduce opportunities in existing programs and in future programs or initiatives where such company intends to compete and where it has made investments. Defense Technology Companies must comply with extensive laws and regulations relating to the award, administration and performance of government contracts. Government contract laws and regulations affect how these companies do business with its customers and impose certain risks and costs on its business. A violation of these laws and regulations could harm their reputation and result in the imposition of fines and penalties, the termination of contracts, suspension or debarment from bidding on or being awarded contracts and civil or criminal investigations or proceedings. Competition and changing procurement policies could adversely affect a Defense Technology Company’s business and financial results. This is a highly competitive industry and competitors may have more extensive or more specialized engineering, technical, marketing and servicing capabilities than Defense Technology Companies in which we invest. Competitors may develop new technologies, products or services that could replace such a Defense Technology Company’s current offerings. Additionally, if competitors can offer lower cost services and products, or provide services or products more quickly, at equivalent or in some cases even reduced capabilities, a Defense Technology Company may lose new business opportunities or contract recompetes, which could adversely affect its future results and therefore the Fund’s investments therein.

There are risks related to investing in FinTech Companies.

FinTech Companies may be adversely impacted by government regulations, economic conditions, and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies tend to be more volatile than companies that do not rely heavily on technology, and those with significant alternative currency exposure may also be negatively impacted during high periods of volatility within the crypto markets. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region, or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies.

There are risks related to investing in Power and Energy Companies.

The Fund’s assets may include investments in Power and Energy Companies, including investments in certain utilities, infrastructures and technologies, thereby exposing the Fund to risks associated with this sector. The revenues derived from such investments are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to certain factors. Further, increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Advancements in renewable energy technologies, battery storage solutions, and smart grid infrastructure have the potential to disrupt traditional energy markets and introduce increased volatility in the pricing, supply, and demand of existing energy commodities. Additionally, the sector is highly regulated, both domestically and internationally, which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of such companies include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Power and Energy Companies are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

The Fund’s investments in Power and Energy Companies may include exposure to utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Renewable Energy. An investment in the Fund is subject to certain risks associated with investing in renewable energy companies and renewable energy related assets in general, including: increasing competitive pressures within the energy industry, primarily as a result of consumer demands, technological advances, privatization and other factors; the burdens of ownership of renewable energy infrastructure; local, national and international economic conditions; the supply and demand for services from and access to renewable energy and related assets; the financial condition of users and suppliers of renewable energy assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of renewable energy assets difficult or impracticable; changes in laws, including environmental law, and regulations, and planning laws and other governmental rules; environmental claims arising in respect of renewable energy infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; uninsured casualties; underinsured or uninsurable losses, such as force majeure events and terrorist acts; and other factors which are beyond the reasonable control of the Fund. Many of these factors could cause fluctuations in usage, expenses and revenues, causing the value of the investments to decline and negatively affecting returns. Investors in Power and Energy Companies, including renewable energy companies and related assets, may also find it increasingly difficult to negotiate long-term procurement or sales agreements with counterparties, which may affect their profitability and financial stability.

Technology Risks. There are a variety of technology risks in renewable power projects, including the risk of new technology failing to work reliably, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

There are a variety of technology risks in offshore wind, especially in relation to floating offshore wind, which is a rapidly growing type of offshore wind technology that is still progressing towards commercialization. There are therefore risks that new technologies fail to work reliably, not being available for the entire forecast period for their intended use or not achieving or maintaining the predicted efficiency, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

Pricing Risks. The revenues derived from investments in Power and Energy Companies and, in particular, renewable energy-focused companies are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to factors such as: (i) relatively minor changes in the supply of and demand for oil, gas or coal; (ii) market uncertainty; (iii) political conditions in international commodity producing regions; (iv) the extent of domestic production and importation of oil, gas or coal in certain relevant markets; (v) the level of consumer demand; (vi) weather conditions; (vii) the competitive position of oil, gas or coal as a source of energy as compared with other energy sources; (viii) the industrywide refining or processing capacity for oil, gas or coal; (ix) the effect of foreign federal, state and local regulations on the production transportation and sale of commodities; and (x) the amount and character of excess electric generating capacity in a market area. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Advisers or the Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of the Organization of Petroleum Exporting Countries (and other oil and natural gas-producing nations) and overall economic conditions.

Following construction, renewable energy investments and economics are principally influenced by the balance between operating and maintenance costs on the one hand and, on the other, the income from renewables subsidies (if any), power prices and the price of any applicable related green certificates. Power market prices are impacted by the balance of demand and supply, and can turn negative in periods of excess supply. The significant increase in the amount of intermittent renewable power generating capacity that is expected in the future may make power prices more volatile going forwards and may require further changes to the applicable rules and regulations applying to generating projects.

Renewable energy projects are long-term assets with long economic lives often exceeding 20 years. While sales contracts, power purchase agreements (“PPAs”) and feed-in tariffs, underpinning the forward sale of electricity and/or environmental credits, often provide for short-term fixing of the price of energy and/or environmental credits, a clean energy project will likely be required to sell electricity or environmental credits at then prevailing market prices and/ or seek new sales contracts with fixed price periods.

In making investment decisions, the Advisers will necessarily rely on market forecasts as to the forward price of electricity and environmental credits or equivalent instruments. There can be no assurance that such forecasts will be accurate and if the revenues are ultimately lower than projected, the returns on the investments will also be lower. In certain markets, electricity is also sold on spot markets which fluctuate constantly.

The Fund may make investments in projects and concessions with revenue exposure to power prices and the returns from renewable energy generation assets may be affected by changes in the market price for power, the costs of managing intermittency risks and changes in the availability and charges for connection to the electricity distribution and transmission systems in any markets in which the Fund has operating assets. The market price of electricity is volatile and is affected by a variety of factors. Whilst some of the Power and Energy Companies that we invest in may benefit from fixed price arrangements for a period of time, others may have revenue which is based on prevailing power prices.

Renewable Resource Assessment Risks. Renewable power technologies, especially wind, solar, hydro and landfill gas, require an assessment of the renewable resource. For example, in the case of wind, solar or hydro, if there is less wind, sun or available water than had been anticipated, a project may have a lower return than originally projected. Actual annual wind speed or solar irradiation may fluctuate resulting in lower-than-expected long-term average rates with a corresponding effect on the amount of electricity generated. Wind speeds that are significantly higher than expected could result in periods where the wind is too strong for the wind turbines to safely produce electricity which could result in reduced generation. There is also risk of weather cycles that are deficient in the type of weather conditions required to produce energy at the relevant renewable energy asset. Energy yield forecasts are to a large extent based on historical climate data and certain computer-based simulations/calculations. There is a risk that such forecasts prove inaccurate due to meteorological measurement errors, the reliability of the forecasting model or errors in the assumptions applied to the forecasting model. In particular, extreme weather conditions may lead to greater fluctuation from historically recorded data. In the case of landfill gas, the production of methane from a landfill site will decline over time. The amount of the decline and the length of the life of the field can be difficult to estimate. In addition to long-term resource levels, renewable resources, especially wind and hydro, and to a lesser extent solar, are subject to annual variations. There is a risk that a renewable power project will not generate sufficient cash to service its debt and/or achieve a return, and if a decline in resource levels occurs early in a project’s life, the impact on projected returns will be greater.

Wind Farms and Wind Power Risks. The availability and operating performance of the equipment used in connection with wind farms within the Fund’s portfolio, such as gear boxes, rotor blades, transformers, inter-array cables, transmission cable, foundations and sub-stations (both onshore and offshore), may impact returns therefrom. Some of that equipment is owned / maintained by the project and some is likely to be owned / maintained by third parties. A defect, serial defect or a mechanical failure in the equipment, or an accident which causes a decline in the operating performance of a wind turbine and the availability of such equipment, can directly impact upon the revenues and profitability of that wind farm. Should access to spare or replacement parts be restricted by their discontinued production, the planned operational lifetime of the wind turbines could be reduced. The impact on the Fund of any failure of or defect in the equipment used in the operation of wind farms within its portfolio should be reduced to the extent that the Fund has the benefit of any warranties or guarantees given by an equipment supplier.

Wind power production estimates are based on past wind measurements. Historical wind speeds may not be representative of future wind speeds. Seasonal and annual volatility may also adversely affect returns from wind power assets. Typically, wind farms have relied upon supportive legal and regulatory environments to remain competitive with thermal power suppliers, although this is changing in some markets. Any adverse change to the legal or regulatory environments in countries in which wind farm assets are situated may reduce returns from these assets. Similarly, returns from wind farm assets may be affected by changes in the basis of charging for electricity or the basis on which assets are charged for connection to the electricity distribution system in any markets in which such wind farm assets operate. Systemic faults in technology employed by wind farms may also negatively impact returns from those assets. Where wind farm projects are a more expensive means of electricity production than alternative generating technologies, they are likely to depend on supportive regulatory environments. Wind power assets are subject to risks related to regulatory changes in the countries in which they are situated, which may reduce the returns from these assets.

In particular, offshore wind assets are subject to energy regulation and require governmental licenses and approvals for their development, construction and operation as well as operating in highly regulated power markets, which are subject to periodic regulatory changes. The failure to obtain, maintain or comply with the approvals and permits relating to the investments, and the resulting inability to complete the projects, or be able to general power from them, in addition to the risk of additional costs, fines and penalties, could materially and adversely affect such Power and Energy Companies’ return from the assets. Offshore wind projects also require significant expenditure to develop, build and commission the projects before the assets begin to generate income, as well as on-going, long-term expenditure on operating and maintenance to enable projects to reliably generate expected levels of income.

Solar Power Risks. Like wind farms, solar power production estimates are based on past measurements. Historical radiation measurements may not be representative of future solar power production, including due to changes in environmental conditions, including cloud cover and pollution. Seasonal and annual volatility may also affect returns from solar power assets. Increasingly solar power projects are being developed without significant subsidies, and there is a risk that existing subsidies will be phased out in jurisdictions where they remain.

Further, although solar assets have few moving parts and operate, generally, over long periods with limited maintenance requirement, solar photo-voltaic (PV) power generation employs solar panels composed of a number of solar cells containing PV material. These panels are, over time, subject to degradation since they are exposed to the elements and carry and electric charge, and will age accordingly. In addition, solar radiation which produces solar electricity carries heat with it that may cause the components of a PV solar panel to become altered and less able to capture irradiation effectively. There is a risk of equipment failure due to wear and tear, design error or operator error with respect to each PV facility and this failure, among other things, could adversely affect returns from solar power assets.

Any adverse change to the legal or regulatory environments in countries in which a solar power asset is situated may reduce the returns from such assets.

There are risks related to investing in Robotics Companies.

Securities of Robotics Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Robotics Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Additionally, companies in the robotics industry that focus on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Fund, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.

Robotics Companies involved in artificial intelligence-driven humanoid robotics in particular may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based.

Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies' ability to produce or integrate artificial intelligence-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your shares.

There are risks related to investing in Semiconductor and Quantum Computing Companies.

Semiconductor and Quantum Computing Companies include artificial intelligence semiconductor companies, compute systems enablers and quantum computing technology companies or those companies which derive a majority of their income for the provision of such services. Semiconductor and Quantum Computing Companies are involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies involved in the semiconductors and semiconductor equipment industry face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Additionally, companies involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business. Further, quantum computing is an emerging industry characterized by early-stage development. Semiconductor and Quantum Computing Companies in this industry may have limited operating histories, minimal revenues, and uncertain prospects for profitability. Valuations of Semiconductor and Quantum Computing Companies may be based more on speculative potential than on current financial performance, which can lead to elevated volatility and the risk of significant losses. In addition, quantum computing companies may be exposed to risk due to rapid technological change, intense competition, consumer demand, shifts in government funding, evolving regulatory frameworks, export control restrictions. Semiconductor and Quantum Computing Companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business.

There are risks related to investing in Space Technology Companies.

Space Technology Companies are subject to a wide range of unique and evolving risks. These companies often operate in highly regulated markets, where changes in domestic and foreign government policy, defense budgets, procurement cycles, and export controls can materially affect operations and demand. Many such companies are reliant on a limited number of large government or commercial contracts, and the loss, delay, or renegotiation of such contracts may have a significant adverse impact on financial performance.

Space Technology Companies typically engage in complex, capital-intensive research and development with long development cycles, and there is no assurance that such efforts will yield commercially viable or operationally effective products. Rapid technological change, including the adoption of artificial intelligence, autonomous systems, and advanced manufacturing techniques, can render existing offerings obsolete or noncompetitive. Space Technology Companies may also be dependent on a narrow set of suppliers or specialized components, introducing risks related to supply chain disruption, quality control, or geopolitical tensions.

In addition, many Space Technology Companies operate in sensitive areas involving national security, classified information, or dual-use technologies, making them subject to heightened cybersecurity threats, espionage risks, and compliance burdens under national security laws. The failure to adequately protect intellectual property or to comply with export and regulatory requirements may result in severe penalties, contract loss, or reputational harm. Space Technology Companies may also face increased scrutiny from regulators, investors, and the public, particularly in connection with the use of advanced technologies in military or surveillance applications.

Startups and emerging companies may have limited operating histories, constrained financial resources, and heightened reliance on key personnel or proprietary technology. As a result, they may experience significant volatility in valuation and performance, and the Fund’s investments in such companies could be subject to a high degree of risk, including the risk of total loss.

There are risks related to investing in Video Gaming Companies.

Video Gaming Companies operate in a highly competitive and rapidly evolving sector, facing risks from technological advancements and changing consumer preferences that could lead to product obsolescence and necessitate continuous investment. These companies are significantly exposed to cybersecurity risks due to their reliance on online platforms and storage of extensive user data, which raises concerns over data breaches and potential financial and reputational damages. Regulatory challenges also pose a risk, with varying international regulations affecting market access and content restrictions. The integration of digital assets and blockchain technologies introduces volatility and regulatory uncertainty, potentially impacting financial stability. Revenue concentration in hit titles and the project-based nature of game development can result in financial volatility, as success is heavily dependent on continuous hit releases and managing development costs. Moreover, expansion into new markets requires navigating cultural differences and intellectual property rights, which can impede growth. The sector’s sensitivity to consumer discretionary spending and its inherent volatility underscore the investment risks in Video Gaming Companies.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, possible limits on repatriation of income and dividends of foreign issuers, restriction on repatriation of currencies, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government, other countries and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. “Follow-on” Investment Risk. Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the Fund’s investment.

The Fund may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase the Fund’s participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity.

In addition, the Fund may be unable to complete follow-on investments in its Venture Companies that have conducted an initial public offering as a result of regulatory or financial restrictions.

ADRs and GDRs may be subject to some of the same risks as direct investments in foreign companies.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in, among others, services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses and may be underprepared for global health crises. For example, the rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders of emerging market companies may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Developments in Artificial Intelligence Technologies may subject the Fund or companies in which it invests to additional risks.

Artificial intelligence, including machine learning technology and generative artificial intelligence, is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund invests and subject the Fund or issuers in which it invests to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund or the business, financial condition and results of operations of the issuers in which it invests. The Fund, the Advisers and other service providers, or the issuers of securities in which the Fund invests may utilize artificial intelligence technologies in business operations. It is possible that the information provided through the use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, or constitute infringement of third-party intellectual property rights, leading to adverse effects for the Fund, including, potentially, operational errors, cybersecurity vulnerabilities and investment losses. Moreover, technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Advisers and the Fund. For instance, the Fund may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within the industry. In addition, investments in technology systems and artificial intelligence by the Advisers may not deliver the benefits the Fund expects. The economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.

Investments in other investment companies and other pooled investment vehicles are subject to market and selection risk.

If the Fund acquires shares of other investment companies and/or pooled investment vehicles, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such vehicles. Investment companies and pooled investment vehicles are exposed to operational risks related to internal processes, systems, and controls. Such vehicles may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an investment company or other pooled investment vehicle is heavily influenced by the decisions made by its fund managers or investment advisors. The Fund’s investments in investment companies and other pooled investment vehicles subject it to the risks associated with direct ownership of the securities in which the underlying vehicles invest. In addition, the Fund, as a holder of securities issued by the underlying vehicle, will bear its pro rata portion of such vehicle's expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

The Fund's Liquid Investments are subject to additional risks.

The Fund's Liquid Investments are subject to the risks below.

●	ETF Risk: Investments in ETFs are subject to market and selection risk. As a result of these investments, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF. An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed. Investment companies are subject to regulatory oversight by government agencies such as the SEC. ETFs are exposed to operational risks related to internal processes, systems, and controls. ETFs may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an ETF is heavily influenced by the decisions made by its fund managers or investment advisors.
●	Debt Securities Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The longer the average maturity or duration of the debt securities held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are invested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.
●	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short-term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.
●	Short-Term Debt Instruments/Money Market Instruments Risk: The Fund may invest in short-term money market instruments / debt instruments with short maturities, which can result in relatively high turnover rates. The transaction costs incurred as a result of the purchase or sale of short-term money market instruments / debt instruments may also increase, which in turn may have a negative impact on the Fund.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions and market trends. The value of the equity securities that the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Fund may affect the value of the Fund’s investment. Equity investments can experience failures or substantial declines in value at any stage. Equity holders generally have an inferior rank to debt holders, and are thus exposed to higher risks.

●	Common Stock Risk: Common stocks represent an ownership interest in a company. Common stocks and similar equity securities are more volatile and riskier than some other forms of investment.
●	Preferred Securities Risk: Preferred securities are contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. Preferred securities may be subject to more fluctuations in market value due to changes in market perceptions of the issuer’s ability to continue to pay dividends. If the Fund owns a preferred security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred securities may also permit the issuer to convert preferred securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which preferred securities may be converted declines in value. Preferred securities may be less liquid than equity securities.

There are risks related to convertible securities.

The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security. Convertible securities tend to have a lower payout than securities that do not have a conversion feature. Convertible securities may also be issued based on a fixed conversion ratio or market price conversion ratio, and a market price conversion ratio may present risks to the company and holders of its common stock in the event of a price decline. The terms of these securities can be complex and challenging to understand, which can lead to disputes between founders and investors. A company can incur the risk of being over-levered if it issues too many convertible securities. There is risk that if the company is unable to raise additional funding, it may not be able to convert these securities into equity. In situations where the company raises additional funding at a higher valuation, investors may not be able to convert these securities at a discount, which could impact return on their investments.

As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund.

Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in the Fund’s portfolio may cause the value of its securities to decline.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. It may take up to a year for the Fund’s investments to fully reflect its investment strategy. Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While Shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual Shareholders.

The Fund is subject to management risk.

The Fund is subject to management risk. In managing the Fund, the Adviser and the Investment Subadviser apply investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable.

The Fund will invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable. Under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Fund will value such securities at fair value as determined in good faith in accordance with the valuation procedures approved by the Board. While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund’s valuation designee to make fair value determinations. To assist with those determinations, the Adviser’s personnel will prepare Venture Company valuations using, where available, the most recent portfolio company financial statements and forecasts for consideration by the Adviser’s pricing committee. The Adviser utilizes the services of an independent pricing service, which prepares valuations for each of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded. The types of factors that the Fund takes into account with respect to the valuation of such non-traded investments include, as relevant and, to the extent available, the valuation of the investment as of the portfolio company’s latest funding round, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. This information may not be readily available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed. See “Determination of Net Asset Value.”

There are risks related to the Fund’s repurchase program.

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, including new subscriptions, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser, the Investment Subadviser or their affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Moreover, one or more feeder vehicles may be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in repurchase requests by the feeder vehicle of its Shares in the Fund and could contribute to an over-subscription of a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed.

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the Fund to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on instruments held by the Fund, reducing returns to the Fund and the level of income available for dividends or distributions made by the Fund. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would also reduce returns to the Fund. There is no assurance that a leveraging strategy will be successful.

The use of leverage to purchase additional investments creates an opportunity for increased Shares dividends, but also creates special risks and considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of common shares than a comparable fund without leverage;
●	the risk that fluctuations in interest rates on borrowings and short-term debt or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other debt securities that the Fund has issued will reduce the return to the Fund;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase expenses (which will be borne entirely by Shareholders), which may reduce the Fund’s NAV and the total return to Shareholders.

Leveraging is a speculative technique and there are special risks and costs involved. When leverage is used, the net asset value of the Shares will be more volatile. In addition, interest and other expenses borne by the Fund with respect to its use of leverage are borne by the Shareholders and result in a reduction of the NAV of the Shares.

Leverage creates risks for Shareholders, including the likelihood of greater volatility of net income, distributions and/or NAV in relation to market changes, the risk that fluctuations in interest rates on borrowings and short term debt or in the dividend rates on any preferred shares may affect the return to Shareholders and increased operating costs, which may reduce the Fund’s total return. To the extent the income or capital appreciation derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser and/or the Investment Subadviser in their best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund of maintaining the leveraged position will outweigh the current reduced return. Capital raised through leverage will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund’s ability to pay dividends on Shares or to engage in other activities. Borrowings and the issuance of a class of preferred shares create an opportunity for greater return per Share, but at the same time such borrowing is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Risks of Investing in Private Assets

Less information may be available with respect to Venture Company investments and such investments offer limited liquidity.

Venture Companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Venture Companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render these companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Venture Companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. Venture Companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Many Venture Companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.

In addition, investments in Venture Companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. Direct investments in Venture Companies are more concentrated than investments in Private Funds and other pooled investment vehicles, which may hold multiple portfolio companies. There can be no assurance that the Fund will be able to realize the value of these investments in a timely manner.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers. Although the Advisers will be responsible for monitoring the performance of each Private Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Private Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.

Competition for access to private equity investment opportunities is limited.

The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by the Advisers. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than the Advisers and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there continues to be a significant amount of capital available for secondary investments.

Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. Specifically, the Fund's direct investments in Venture Companies may be heavily negotiated and may create additional transaction costs for the Fund. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Advisers in sourcing transactions and investing and managing the capital of the Fund.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Advisers and their affiliates; however, unregistered funds also managed by the Advisers and their affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund.

The Advisers will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) except pursuant to an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Advisers, the Fund and certain affiliated entities advised by the Advisers have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain affiliated entities advised by the Advisers, where the Advisers negotiate certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. The exemptive order does not apply to all investments or to all affiliates of the Advisers. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Advisers not covered by the exemptive order participate. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.

Pursuant to the requirements of the exemptive order, the Board, including the “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the exemptive order and has reviewed the allocation policy and other co-investment policies of the Advisers. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated entities will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders. The Advisers’ investment allocation policies and procedures can be revised by the Advisers at any time without notice to, or consent from, the shareholders.

The Fund is subject to the risks of its Private Funds.

The Fund’s investments in Private Funds are subject to a number of risks. Private Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Private Funds in which the Fund invests may have only limited operating histories. Although the Advisers will seek to receive detailed information from each Private Fund regarding its business strategy and any performance history, in most cases the Advisers will have little or no means of independently verifying this information. In addition, Private Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Fund’s investments are successful.

Private Fund interests are ordinarily valued based upon valuations provided by the Private Fund Manager, which may be received on a delayed basis. Certain securities in which the Private Funds invest may not have a readily ascertainable market price and are fair valued by the Private Fund Managers. A Private Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Fund Manager’s compensation. The Advisers have procedures with respect to the assessment and review of the valuation procedures used by each Private Fund Manager and for reviewing the financial information provided by the Private Funds. However, neither the Advisers nor the Fund are able to confirm the accuracy of valuations provided by Private Fund Managers. Inaccurate valuations provided by Private Funds could materially adversely affect the value of Shares.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Private Fund Managers may create incentives for the Private Fund Managers to make risky investments, and may be payable by the Fund to a Private Fund Manager based on a Private Fund’s positive returns even if the Fund’s overall returns are negative.

Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Private Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Private Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Private Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Private Funds. Fees and expenses of the Fund and the Private Funds will generally be paid regardless of whether the Fund or Private Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Private Funds, although access to many Private Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Private Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Private Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Funds. The Advisers also may refrain from including a Private Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Funds than other clients of the Advisers.

If the Fund fails to satisfy capital calls to a Private Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Private Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Fund prior to the end of its stated term. Early termination of a Private Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in a Private Fund, Shareholders will not themselves be equity holders of that Private Fund and will not be entitled to enforce any rights directly against the Private Fund or the Private Fund Manager or assert claims directly against any Private Funds, the Private Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Funds that may be available to the Fund as an investor in the Private Funds. In addition, Private Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Funds, will not have the benefit of the protections afforded by the 1940 Act. Private Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Funds managed by such Private Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Private Funds generally are not immediately invested. Instead, committed amounts are drawn down by Private Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Fund’s drawdowns. During this period, investments made early in a Private Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Advisers as to when they can expect to no longer need to fund capital calls for a particular Private Fund. Accordingly, the Fund may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Funds. This may result in the Fund making commitments to Private Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Advisers’ judgment, to satisfy capital calls from Private Funds. These unfunded commitments generally can be drawn at the discretion of the general partner of the Private Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments.

The Fund may seek to invest in a Private Fund’s non-voting securities and, together with interests held by other clients of Global X, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Private Fund and its affiliated persons. As a general matter, however, the Private Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Private Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Private Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).

The Fund is subject to risks associated with Private Funds with less established sponsors.

The Fund may invest a portion of its assets in Private Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.

The Fund is subject to the risks associated with its Private Funds’ underlying investments.

The investments made by the Private Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Private Fund Manager may focus on a particular industry or sector, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Fund Manager may focus on a particular country or geographic region, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Fund may invest. The success of each investment made by a Private Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

The Fund is subject to risks associated with non-traditional secondary investments, joint investments and other investments.

The Fund may acquire equity positions in Venture Companies either directly or indirectly, by investing in Private Funds managed by Private Fund Managers, on a secondary basis from existing investors or involving a recapitalization (i.e., in continuation funds that acquire assets of a sponsor’s existing private fund) of an equity interest in an existing Private Fund. Such secondary investments will be made primarily through privately negotiated transactions with one or more existing investors.

The Fund may invest with third-parties and otherwise through Private Funds, structured transactions and similar arrangements, and may invest in other non-traditional secondary investments such as Private Fund recapitalizations (i.e., continuation funds that acquire assets of the sponsor’s existing private fund), as well as other assets. The Fund may also invest in the equity of a Venture Company in a secondary transaction. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the underlying investments, private funds, holding vehicles or other investment vehicles, in addition to the normal risks associated with Venture Companies. In addition, such investment vehicles may make other investments with risk and return profiles that the Advisers determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Advisers and may involve different risks to those of traditional secondary investments.

The Fund is subject to risks associated with restrictions on transfers of secondary interests.

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the investment vehicle, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Advisers believe that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in an investment vehicle, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the vehicle prior to such transfer, including investments that are not owned by the vehicle at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

The Fund is subject to risks associated with competition for secondary investments.

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

The Fund is subject to risks associated with limitations in secondary investments.

Generally, the Fund will not be acquiring interests directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. The Fund may acquire interests in Venture Companies through privately negotiated transactions with existing investors. In some limited cases, the Fund may be presented with investment opportunities on an “all or nothing” basis. Certain of the Venture Companies in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Advisers considers (for commercial, tax, legal or other reasons) less attractive. The investment vehicles that the Advisers may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Advisers may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles, amounts and timing of contributions and distributions and returns on their investment in the Fund. See also “Certain ERISA Considerations.”

The valuations of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Advisers may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

Regulatory Changes may adversely affect Private Funds.

Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in Private Funds in the private secondary market less attractive or make the Private Fund Managers less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the Private Funds in which the Fund invests.

The regulatory environment for Private Funds is evolving, and changes in the regulation of Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to Private Funds and their sponsors may also impose significant administrative burdens on the Advisers and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Private Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

Private Funds are subject to risks regarding regulatory approvals.

In addition to the risks regarding regulatory approvals, government counterparties or agencies may have the discretion to change or increase regulation of a Private Fund or its Venture Companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A Private Fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its Venture Company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.

In-kind distributions from Private Funds may not be liquid.

The Fund may receive in-kind distributions of securities from Private Funds. There can be no assurance that securities distributed in kind by Private Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Advisers, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Advisers. The Fund may incur additional expense in connection with any disposition of such securities.

Venture Companies may require additional financings.

Certain of the Fund’s Venture Companies, either directly through SPVs or indirectly through Private Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Private Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Private Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Private Fund or any Venture Company. There can be no assurance that a Venture Company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.

The Fund is subject to risks from investing with other parties as part of non-controlling investments.

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Venture Company or other investment will typically be limited. As a result, the performance of the Fund will depend significantly on the managerial, investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

The Fund is subject to risks associated with competition for investment opportunities.

The Fund competes for investments with other investment funds and institutional investors. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a closed-end fund. These factors may make it more difficult for the Fund to pursue attractive investment opportunities or achieve its investment objective.

The Fund is subject to risks associated with co-investment transactions.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other affiliated entities managed by the Adviser, Investment Subadviser or their affiliates. The 1940 Act prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain “joint” transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain “joint” transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser and Investment Subadviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

The Adviser, Investment Subadviser and the Fund have received an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Investment Subadviser and its affiliated entities in Venture Companies. The SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such investments, including, without limitation, in the event that the available capacity with respect to an investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

Such co-investment transactions may present certain additional risks to the Fund and its Shareholders. Due to conflicts of interest inherent in such arrangements, the Fund may be prohibited from buying or selling certain securities that may otherwise constitute a desirable investment. The Investment Subadviser may face conflicts in allocating investment opportunities among the Fund and other participating accounts, which may not be resolved in the Fund’s favor, potentially resulting in the Fund investing in opportunities with a lower return profile or greater risk than those allocated to the co-investors. Additionally, the Fund may be exposed to higher operational and financial risks due to reliance on third parties, including the co-investor’s adherence to investment guidelines and the financial solvency of such co-investors. In addition, the Fund’s engagement in co-investment transactions may result in additional regulatory, tax, and legal complexities that could adversely affect the Fund’s performance and operational flexibility. The Fund’s returns may also be reduced by additional costs associated with such transactions. The Investment Subadviser seeks to mitigate these risks through due diligence and the implementation of procedures designed to mitigate the conflicts of interest between the Fund and the co-investors; however, no strategy can completely eliminate the risks associated with co-investment transactions.

The Fund is subject to operational risk.

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Like other funds and business enterprises, the Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund, the Adviser, and the Investment Subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

The Fund is subject to risks associated with unlisted shares.

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

The Fund is subject to key personnel risk.

The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Advisers currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. In addition, the Fund cannot assure investors that the Advisers will remain the Fund’s investment advisers. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.

The Fund is subject to risks associated with maintaining its status as a RIC.

The Fund will elect to be treated, and intends to operate in a manner so as to qualify each taxable year thereafter, as a RIC under the Code. As such, the Fund must satisfy, among other requirements, certain ongoing source-of-income, asset diversification, and annual distribution requirements. The Fund may have difficulty complying with these requirements. In particular, to the extent that the Fund holds equity investments in Venture Companies and/or Innovation Companies that are treated as partnerships or other pass-through entities for U.S. federal income tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those entities that are taken into account in determining its compliance with the aforementioned ongoing requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level U.S. federal income tax on all of its taxable income, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Failure to Qualify as a RIC.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail to meet the ongoing asset diversification requirements (as further described in “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure—the disposition of non-diversified assets—may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions under the Code afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions.

The Fund may hold investments, either directly or indirectly, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or an underlying entity) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code (see “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Taxation as a RIC”). The Fund may have to sell some of its investments at times and/or at prices the Adviser would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level U.S. federal income tax on all of its taxable income.

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. federal income tax purposes), including a wholly-owned subsidiaries of the Fund organized under the laws of the Cayman Islands (“Cayman Subsidiary”) as described above under “Investment Strategies—General Investment Strategy,” and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify as a RIC.

General Considerations and Other Risks Related to the Fund

The Fund is subject to risks associated with having a limited influence over the operations of the companies in which it invests.

A significant portion of the Fund’s investments may represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund may also invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence.

In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

The Fund is subject to risks associated with its performance.

If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant, than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these Venture Companies or any of the Fund’s other significant Venture Companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund is subject to risks associated with the regular realization of events.

The Fund does not expect regular realization events (e.g., mergers, refinancings or public offerings), if any, to occur in the near term with respect to the majority of the Fund’s Venture Companies. The Fund expects that its holdings of equity securities may require several years to appreciate in value, and it can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund and its Shareholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

The Fund is subject to risks associated with the implementation of temporary defensive strategies.

When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

The Fund is subject to anti-takeover risks.

The Fund’s declaration of trust (the “Declaration of Trust”) and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

The Fund is subject to Cayman subsidiary tax risk.

The Fund may seek to gain exposure to certain investments and pass-through entities through investments in a Cayman Subsidiary. Applicable U.S. Treasury regulations generally treat the Fund’s income inclusion with respect to a Cayman Subsidiary as qualifying income for the purposes of the RIC 90% Gross Income Test (as defined under “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”) either if (i) there is a distribution out of the earnings and profits of a Cayman Subsidiary that is attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies (see “Material U.S. Federal Income Tax Considerations—Nature of the Fund’s Investments—Non-U.S. Investments, Including PFICs and CFCs”). Under these regulations the Fund expects any required inclusions with respect to an investment in a Cayman Subsidiary to be qualifying income for the purposes of the 90% Gross Income Test; however, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments is not qualifying income, in which case the Fund would fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Cayman Subsidiary. If Cayman Islands law changes such that a Cayman Subsidiary must pay Cayman Islands taxes, Fund Shareholders would likely suffer decreased investment returns.

The Fund is subject to liquidity and other risks associated with closed-end interval funds.

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

The Fund is subject to distribution payment risk.

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

The Fund is subject to investment dilution risk.

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.

The Fund is subject to risks associated with the Fund Distribution Policy.

The Fund intends to make annual distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

The Fund is subject to risks associated with the shifting Geopolitical Climate.

U.S. and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, and will continue to lead to disruptions in local, regional, national, and global markets and economies. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran, triggering Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.

The extent and duration of the ongoing conflicts, and the resulting measures that have been taken, and could be taken in the future, by NATO, the U.S., the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any sanctions and related market disruptions are impossible to predict, but could adversely affect the global economy and financial markets, particularly if current or new sanctions continue for an extended period of time, and could lead to instability, lack of liquidity in capital markets and price volatility. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that we, our portfolio companies, third party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.

Principal Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Principal Risks of Investing in the Fund

There can be no assurance that the Fund will achieve its investment objective.

There can be no assurance that the Fund will achieve its investment objective. The Adviser’s or Investment Subadviser’s assessment of the short-term or long-term prospects of various companies may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund will be successful. Consequently, Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

The success of the Fund’s investment program may be affected by general economic and market conditions.

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Illiquidity of the securities held by the Fund could impair the Fund’s profitability or result in losses. There is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets, and which could have a negative impact on the Fund.

The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Changes in trade negotiations may negatively impact the Fund.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks.

The Fund invests in privately held companies. Investments in privately held companies are generally less liquid than investments in publicly held companies, and involve a number of significant risks, including the following:

●	these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment;
●	they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
●	they typically depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse effect on the portfolio company and, in turn, on the Fund;
●	there is generally little public information about these companies. These companies and their financial information are not subject to the Exchange Act and other regulations that govern public companies, and the Fund may be unable to uncover all material information about these companies, which may prevent the Fund from making a fully informed investment decision and cause the Fund to lose money on its investments;
●	they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;
●	the Fund’s executive officers, Trustees and the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the Fund’s Venture Companies;
●	changes in laws and regulations, as well as interpretations of relevant laws and regulations, may adversely affect their business, financial structure or prospects; and
●	they may have difficulty accessing the capital markets to meet future capital needs.

Many of the securities that the Fund intends to hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities.

Although the Fund expects that some of its equity investments will trade on public or private secondary marketplaces, many of the securities the Fund holds will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some Venture Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector.

Because the Fund focuses its investments in securities of companies in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

●	Risks Related to Investing in the Technology Sector: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

There are risks related to investing in early-stage companies.

Early-stage private companies are typically startups in their initial phases of development. They may have a minimal viable product, early market traction, and are primarily focused on refining their business model and scaling operations. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

There are risks related to investing in medium- and late-stage companies.

Medium-stage private companies are more established, often with a proven business model, significant revenue growth, and are focused on expanding their market presence and operational capabilities. Late-stage companies are mature businesses, often nearing profitability or already profitable, with established market positions. They are typically preparing for an exit through an acquisition or an IPO. Medium- and late-stage companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

There are risks related to investing in Artificial Intelligence Companies.

Artificial Intelligence Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Artificial Intelligence Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial Intelligence Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of Artificial Intelligence Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries, or any country, government, and/or region-specific regulations or restrictions, could have a negative impact on Artificial Intelligence Companies.

There are risks related to investing in Autonomous and Electric Vehicle Companies.

Autonomous and EV Companies are companies that produce electric/hybrid vehicles, including cars, trucks, motorcycles/

scooters, buses, and electric rail, companies that produce electric/hybrid vehicle components, including electric drivetrains, lithium-ion and other types of electric batteries, and fuel cells as well as companies that produce the chemicals and raw materials (including but not limited to lithium and cobalt) that comprise these electric/hybrid vehicle components are eligible for inclusion, and companies that build autonomous vehicles and/or develop hardware and software that facilitates the development of autonomous vehicles, including sensors, mapping technology, artificial intelligence, advanced driver assistance systems, ride-share platforms, and network-connected services for transportation. Autonomous and EV Companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous and EV Companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Autonomous and EV Companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Additionally, Autonomous and EV Companies may be significantly affected by tax incentives, subsidies, and other governmental regulations and policies that could change due to geopolitical shifts and election outcomes. Autonomous and EV Companies rely on artificial intelligence and big data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of Autonomous and EV Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Autonomous and EV Companies.

There are risks related to investing in Blockchain and Digital Asset Companies.

Blockchain and Digital Asset Companies are companies that derive most of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware and blockchain and digital asset integration. Blockchain and Digital Asset Companies may be adversely impacted by government regulations, limited operating histories, or economic conditions. Blockchain and Digital Asset technology is new, and its uses are in many cases untested or unclear. Moreover, the trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility may persist and the value of the Shares may significantly decline in the future without recovery. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. Further, Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect, a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

There are risks related to investing in Cloud Computing Companies.

Cloud Computing Companies are companies that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing SaaS, PaaS, IaaS, managed server storage space, and/or cloud and edge computing infrastructure and hardware. Cloud Computing Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies may potentially also be threatened by artificial intelligence based competitive product offerings. In addition, many Cloud Computing Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing Companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing Companies. Cloud Computing Companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies

There are risks related to investing in Cybersecurity Companies.

Cybersecurity Companies are typically concentrated in the software and technology industries. The software and technology industries are challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, services and/or improvements in existing products, and evolving global trade regulations and restrictions, privacy and other regulations and restrictions. Cybersecurity Companies may be particularly vulnerable to data and data privacy concerns and regulations, system failures, cybersecurity risks, and similar concerns. There can be no assurance that products or services sold by the Cybersecurity Companies will not be rendered obsolete or adversely affected by competing products and services (which risk is heightened when investing in technology or tech-enabled companies) or that the Cybersecurity Companies will not be adversely affected by other challenges including from the global macro environment. Cybersecurity Companies may be particularly vulnerable to market disruption from technological and market innovation and rapid technological innovation. Assessing the risks and opportunities associated with the software or technology industries or companies in these industries requires a high level of expertise. In the event that such Cybersecurity Companies are impacted as a whole or are impacted in similar ways, for example due to generally applicable regulations or restrictions, or market events, Cybersecurity Companies, and their ability to repay borrowings from the Fund, may be adversely impacted.

Cybersecurity Companies are generally subject to more volatile markets than companies in other industries. The technology industry can be significantly affected by intense competitive pricing pressures, changing global demand, research and development costs, the ability to attract and maintain skilled employees, component prices, short product cycles and rapid obsolescence of technology. Thus, the ultimate success of a Cybersecurity Company may depend on its ability to continually innovate in increasingly competitive markets. In addition, some Cybersecurity Companies may also be negatively affected by failure to obtain timely regulatory approvals, and may be subject to large capital expenditures. It is possible that certain Cybersecurity Companies will not be able to raise additional financing to meet capital-expenditure requirements or may be able to do so only at a price or on terms which are unfavorable to the Fund. These risks generate substantial volatility in the fair value of the securities of Cybersecurity Companies that are inherently difficult to predict and, accordingly, investments in the technology industry may lead to substantial losses.

In addition, companies in the software and technology sector may be subject to extensive regulation by foreign and U.S. federal, state and/or local agencies. Changes in existing laws, rules or regulations, or judicial or administrative interpretations thereof, or new laws, rules or regulations could have an adverse impact on the business and industries of Cybersecurity Companies. In addition, changes in government priorities or limitations on government resources could also adversely impact such companies. It is not possible to predict whether any such changes in laws, rules or regulations will occur and, if they do occur, the impact of these changes on Cybersecurity Companies and the Fund’s related investment returns. Furthermore, if a Cybersecurity Company were to fail to comply with applicable regulations, it could be subject to significant penalties and claims that could materially and adversely affect its operations. Furthermore, such companies may be subject to the expense, delay and uncertainty of the regulatory approval process for their products and, even if approved, these products may not be accepted in the marketplace.

There are risks related to investing in Data Center and Digital Infrastructure Companies.

Data Center and Digital Infrastructure Companies are companies which own, operate, and/or develop data centers, and are companies that own and manage facilities that customers use to safely and efficiently store computer servers as well as companies that manufacture, design, and/or assemble the servers and/or other hardware often used in data centers and cellular towers, including data center servers, processors and data center switches. Data Center and Digital Infrastructure Companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Data Center and Digital Infrastructure Companies are utilized and operated. Data Center and Digital Infrastructure Companies may be affected by unique supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Data Center and Digital Infrastructure Companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors including, but not limited to, consumer demand for wireless connectivity; availability or capacity of wireless infrastructure or associated land interests; location of wireless infrastructure; financial condition of customers; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of wireless infrastructure; and technological changes, including those affecting the number or type of wireless infrastructure needed to provide wireless connectivity to a given geographic area or resulting in the obsolescence or decommissioning of certain existing wireless networks. Data Center and Digital Infrastructure Companies may be subject to external risks including, but not limited to, natural disasters and supplier outages. Certain geographical areas may be at higher risk for natural disasters, which can increase the likelihood of power surges and supplier outages. Natural disasters and supplier outages can lead to significant downtime, data loss, and associated expenses. Data Center and Digital Infrastructure Companies may be subject to internal risks including, but not limited to, water supply and climate risk and data security risk. Water damage or an imprecise climate may cause extensive damage to critical infrastructure if adequate systems aimed at water penetration and climate control are not installed. Data centers increasingly rely on the use of electronic data, which may make them more vulnerable to data security risk. Data centers are potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. Data centers that do not implement more advanced access control and security monitoring in response to internal and external threats may be at greater risk of potential breaches or damage to data integrity.

There are risks related to investing in Defense Technology Companies.

Defense Technology Companies depend heavily on contracts with governments for a substantial portion of their business. Changes in a government’s priorities, or delays or reductions in spending could have a material adverse effect on such company’s business. Budget uncertainty, the potential for government shutdowns, the use of continuing resolutions, and the federal debt ceiling can adversely affect this industry and the funding for a Defense Technology Company’s programs. If appropriations are delayed or a government shutdown were to occur and continue for an extended period, a Defense Technology Company could be at risk of reduced orders, program cancellations and other disruptions and nonpayment. The U.S. Department of Defense’s changes in funding priorities also could reduce opportunities in existing programs and in future programs or initiatives where such company intends to compete and where it has made investments. Defense Technology Companies must comply with extensive laws and regulations relating to the award, administration and performance of government contracts. Government contract laws and regulations affect how these companies do business with its customers and impose certain risks and costs on its business. A violation of these laws and regulations could harm their reputation and result in the imposition of fines and penalties, the termination of contracts, suspension or debarment from bidding on or being awarded contracts and civil or criminal investigations or proceedings. Competition and changing procurement policies could adversely affect a Defense Technology Company’s business and financial results. This is a highly competitive industry and competitors may have more extensive or more specialized engineering, technical, marketing and servicing capabilities than Defense Technology Companies in which we invest. Competitors may develop new technologies, products or services that could replace such a Defense Technology Company’s current offerings. Additionally, if competitors can offer lower cost services and products, or provide services or products more quickly, at equivalent or in some cases even reduced capabilities, a Defense Technology Company may lose new business opportunities or contract recompetes, which could adversely affect its future results and therefore the Fund’s investments therein.

There are risks related to investing in FinTech Companies.

FinTech Companies may be adversely impacted by government regulations, economic conditions, and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies tend to be more volatile than companies that do not rely heavily on technology, and those with significant alternative currency exposure may also be negatively impacted during high periods of volatility within the crypto markets. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region, or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies.

There are risks related to investing in Power and Energy Companies.

The Fund’s assets may include investments in Power and Energy Companies, including investments in certain utilities, infrastructures and technologies, thereby exposing the Fund to risks associated with this sector. The revenues derived from such investments are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to certain factors. Further, increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Advancements in renewable energy technologies, battery storage solutions, and smart grid infrastructure have the potential to disrupt traditional energy markets and introduce increased volatility in the pricing, supply, and demand of existing energy commodities. Additionally, the sector is highly regulated, both domestically and internationally, which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of such companies include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Power and Energy Companies are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

The Fund’s investments in Power and Energy Companies may include exposure to utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Renewable Energy. An investment in the Fund is subject to certain risks associated with investing in renewable energy companies and renewable energy related assets in general, including: increasing competitive pressures within the energy industry, primarily as a result of consumer demands, technological advances, privatization and other factors; the burdens of ownership of renewable energy infrastructure; local, national and international economic conditions; the supply and demand for services from and access to renewable energy and related assets; the financial condition of users and suppliers of renewable energy assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of renewable energy assets difficult or impracticable; changes in laws, including environmental law, and regulations, and planning laws and other governmental rules; environmental claims arising in respect of renewable energy infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; uninsured casualties; underinsured or uninsurable losses, such as force majeure events and terrorist acts; and other factors which are beyond the reasonable control of the Fund. Many of these factors could cause fluctuations in usage, expenses and revenues, causing the value of the investments to decline and negatively affecting returns. Investors in Power and Energy Companies, including renewable energy companies and related assets, may also find it increasingly difficult to negotiate long-term procurement or sales agreements with counterparties, which may affect their profitability and financial stability.

Technology Risks. There are a variety of technology risks in renewable power projects, including the risk of new technology failing to work reliably, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

There are a variety of technology risks in offshore wind, especially in relation to floating offshore wind, which is a rapidly growing type of offshore wind technology that is still progressing towards commercialization. There are therefore risks that new technologies fail to work reliably, not being available for the entire forecast period for their intended use or not achieving or maintaining the predicted efficiency, as well as the risk that subsequent projects will be more efficient and place existing projects at a competitive disadvantage.

Pricing Risks. The revenues derived from investments in Power and Energy Companies and, in particular, renewable energy-focused companies are likely to be affected by the price of electricity derived from other fuel sources, which has been, and is likely to continue to be, volatile and subject to wide fluctuations in response to factors such as: (i) relatively minor changes in the supply of and demand for oil, gas or coal; (ii) market uncertainty; (iii) political conditions in international commodity producing regions; (iv) the extent of domestic production and importation of oil, gas or coal in certain relevant markets; (v) the level of consumer demand; (vi) weather conditions; (vii) the competitive position of oil, gas or coal as a source of energy as compared with other energy sources; (viii) the industrywide refining or processing capacity for oil, gas or coal; (ix) the effect of foreign federal, state and local regulations on the production transportation and sale of commodities; and (x) the amount and character of excess electric generating capacity in a market area. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Advisers or the Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of the Organization of Petroleum Exporting Countries (and other oil and natural gas-producing nations) and overall economic conditions.

Following construction, renewable energy investments and economics are principally influenced by the balance between operating and maintenance costs on the one hand and, on the other, the income from renewables subsidies (if any), power prices and the price of any applicable related green certificates. Power market prices are impacted by the balance of demand and supply, and can turn negative in periods of excess supply. The significant increase in the amount of intermittent renewable power generating capacity that is expected in the future may make power prices more volatile going forwards and may require further changes to the applicable rules and regulations applying to generating projects.

Renewable energy projects are long-term assets with long economic lives often exceeding 20 years. While sales contracts, power purchase agreements (“PPAs”) and feed-in tariffs, underpinning the forward sale of electricity and/or environmental credits, often provide for short-term fixing of the price of energy and/or environmental credits, a clean energy project will likely be required to sell electricity or environmental credits at then prevailing market prices and/ or seek new sales contracts with fixed price periods.

In making investment decisions, the Advisers will necessarily rely on market forecasts as to the forward price of electricity and environmental credits or equivalent instruments. There can be no assurance that such forecasts will be accurate and if the revenues are ultimately lower than projected, the returns on the investments will also be lower. In certain markets, electricity is also sold on spot markets which fluctuate constantly.

The Fund may make investments in projects and concessions with revenue exposure to power prices and the returns from renewable energy generation assets may be affected by changes in the market price for power, the costs of managing intermittency risks and changes in the availability and charges for connection to the electricity distribution and transmission systems in any markets in which the Fund has operating assets. The market price of electricity is volatile and is affected by a variety of factors. Whilst some of the Power and Energy Companies that we invest in may benefit from fixed price arrangements for a period of time, others may have revenue which is based on prevailing power prices.

Renewable Resource Assessment Risks. Renewable power technologies, especially wind, solar, hydro and landfill gas, require an assessment of the renewable resource. For example, in the case of wind, solar or hydro, if there is less wind, sun or available water than had been anticipated, a project may have a lower return than originally projected. Actual annual wind speed or solar irradiation may fluctuate resulting in lower-than-expected long-term average rates with a corresponding effect on the amount of electricity generated. Wind speeds that are significantly higher than expected could result in periods where the wind is too strong for the wind turbines to safely produce electricity which could result in reduced generation. There is also risk of weather cycles that are deficient in the type of weather conditions required to produce energy at the relevant renewable energy asset. Energy yield forecasts are to a large extent based on historical climate data and certain computer-based simulations/calculations. There is a risk that such forecasts prove inaccurate due to meteorological measurement errors, the reliability of the forecasting model or errors in the assumptions applied to the forecasting model. In particular, extreme weather conditions may lead to greater fluctuation from historically recorded data. In the case of landfill gas, the production of methane from a landfill site will decline over time. The amount of the decline and the length of the life of the field can be difficult to estimate. In addition to long-term resource levels, renewable resources, especially wind and hydro, and to a lesser extent solar, are subject to annual variations. There is a risk that a renewable power project will not generate sufficient cash to service its debt and/or achieve a return, and if a decline in resource levels occurs early in a project’s life, the impact on projected returns will be greater.

Wind Farms and Wind Power Risks. The availability and operating performance of the equipment used in connection with wind farms within the Fund’s portfolio, such as gear boxes, rotor blades, transformers, inter-array cables, transmission cable, foundations and sub-stations (both onshore and offshore), may impact returns therefrom. Some of that equipment is owned / maintained by the project and some is likely to be owned / maintained by third parties. A defect, serial defect or a mechanical failure in the equipment, or an accident which causes a decline in the operating performance of a wind turbine and the availability of such equipment, can directly impact upon the revenues and profitability of that wind farm. Should access to spare or replacement parts be restricted by their discontinued production, the planned operational lifetime of the wind turbines could be reduced. The impact on the Fund of any failure of or defect in the equipment used in the operation of wind farms within its portfolio should be reduced to the extent that the Fund has the benefit of any warranties or guarantees given by an equipment supplier.

Wind power production estimates are based on past wind measurements. Historical wind speeds may not be representative of future wind speeds. Seasonal and annual volatility may also adversely affect returns from wind power assets. Typically, wind farms have relied upon supportive legal and regulatory environments to remain competitive with thermal power suppliers, although this is changing in some markets. Any adverse change to the legal or regulatory environments in countries in which wind farm assets are situated may reduce returns from these assets. Similarly, returns from wind farm assets may be affected by changes in the basis of charging for electricity or the basis on which assets are charged for connection to the electricity distribution system in any markets in which such wind farm assets operate. Systemic faults in technology employed by wind farms may also negatively impact returns from those assets. Where wind farm projects are a more expensive means of electricity production than alternative generating technologies, they are likely to depend on supportive regulatory environments. Wind power assets are subject to risks related to regulatory changes in the countries in which they are situated, which may reduce the returns from these assets.

In particular, offshore wind assets are subject to energy regulation and require governmental licenses and approvals for their development, construction and operation as well as operating in highly regulated power markets, which are subject to periodic regulatory changes. The failure to obtain, maintain or comply with the approvals and permits relating to the investments, and the resulting inability to complete the projects, or be able to general power from them, in addition to the risk of additional costs, fines and penalties, could materially and adversely affect such Power and Energy Companies’ return from the assets. Offshore wind projects also require significant expenditure to develop, build and commission the projects before the assets begin to generate income, as well as on-going, long-term expenditure on operating and maintenance to enable projects to reliably generate expected levels of income.

Solar Power Risks. Like wind farms, solar power production estimates are based on past measurements. Historical radiation measurements may not be representative of future solar power production, including due to changes in environmental conditions, including cloud cover and pollution. Seasonal and annual volatility may also affect returns from solar power assets. Increasingly solar power projects are being developed without significant subsidies, and there is a risk that existing subsidies will be phased out in jurisdictions where they remain.

Further, although solar assets have few moving parts and operate, generally, over long periods with limited maintenance requirement, solar photo-voltaic (PV) power generation employs solar panels composed of a number of solar cells containing PV material. These panels are, over time, subject to degradation since they are exposed to the elements and carry and electric charge, and will age accordingly. In addition, solar radiation which produces solar electricity carries heat with it that may cause the components of a PV solar panel to become altered and less able to capture irradiation effectively. There is a risk of equipment failure due to wear and tear, design error or operator error with respect to each PV facility and this failure, among other things, could adversely affect returns from solar power assets.

Any adverse change to the legal or regulatory environments in countries in which a solar power asset is situated may reduce the returns from such assets.

There are risks related to investing in Robotics Companies.

Securities of Robotics Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Robotics Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Additionally, companies in the robotics industry that focus on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Fund, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.

Robotics Companies involved in artificial intelligence-driven humanoid robotics in particular may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based.

Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies' ability to produce or integrate artificial intelligence-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your shares.

There are risks related to investing in Semiconductor and Quantum Computing Companies.

Semiconductor and Quantum Computing Companies include artificial intelligence semiconductor companies, compute systems enablers and quantum computing technology companies or those companies which derive a majority of their income for the provision of such services. Semiconductor and Quantum Computing Companies are involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies involved in the semiconductors and semiconductor equipment industry face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Additionally, companies involved in developing artificial intelligence infrastructure and related products and hardware that rely heavily on technological advances are vulnerable to rapid changes in product cycles, rapid product obsolescence, supply chain disruptions, government regulation, and competition, both domestically and internationally. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business. Further, quantum computing is an emerging industry characterized by early-stage development. Semiconductor and Quantum Computing Companies in this industry may have limited operating histories, minimal revenues, and uncertain prospects for profitability. Valuations of Semiconductor and Quantum Computing Companies may be based more on speculative potential than on current financial performance, which can lead to elevated volatility and the risk of significant losses. In addition, quantum computing companies may be exposed to risk due to rapid technological change, intense competition, consumer demand, shifts in government funding, evolving regulatory frameworks, export control restrictions. Semiconductor and Quantum Computing Companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. The success of such companies frequently depends on the ability to develop and produce competitive new semiconductor technologies. Companies in this industry frequently undertake substantial research and development expenses in order to remain competitive, and a failure to successfully demonstrate advanced functionality and performance can have a material impact on the company’s business.

There are risks related to investing in Space Technology Companies.

Space Technology Companies are subject to a wide range of unique and evolving risks. These companies often operate in highly regulated markets, where changes in domestic and foreign government policy, defense budgets, procurement cycles, and export controls can materially affect operations and demand. Many such companies are reliant on a limited number of large government or commercial contracts, and the loss, delay, or renegotiation of such contracts may have a significant adverse impact on financial performance.

Space Technology Companies typically engage in complex, capital-intensive research and development with long development cycles, and there is no assurance that such efforts will yield commercially viable or operationally effective products. Rapid technological change, including the adoption of artificial intelligence, autonomous systems, and advanced manufacturing techniques, can render existing offerings obsolete or noncompetitive. Space Technology Companies may also be dependent on a narrow set of suppliers or specialized components, introducing risks related to supply chain disruption, quality control, or geopolitical tensions.

In addition, many Space Technology Companies operate in sensitive areas involving national security, classified information, or dual-use technologies, making them subject to heightened cybersecurity threats, espionage risks, and compliance burdens under national security laws. The failure to adequately protect intellectual property or to comply with export and regulatory requirements may result in severe penalties, contract loss, or reputational harm. Space Technology Companies may also face increased scrutiny from regulators, investors, and the public, particularly in connection with the use of advanced technologies in military or surveillance applications.

Startups and emerging companies may have limited operating histories, constrained financial resources, and heightened reliance on key personnel or proprietary technology. As a result, they may experience significant volatility in valuation and performance, and the Fund’s investments in such companies could be subject to a high degree of risk, including the risk of total loss.

There are risks related to investing in Video Gaming Companies.

Video Gaming Companies operate in a highly competitive and rapidly evolving sector, facing risks from technological advancements and changing consumer preferences that could lead to product obsolescence and necessitate continuous investment. These companies are significantly exposed to cybersecurity risks due to their reliance on online platforms and storage of extensive user data, which raises concerns over data breaches and potential financial and reputational damages. Regulatory challenges also pose a risk, with varying international regulations affecting market access and content restrictions. The integration of digital assets and blockchain technologies introduces volatility and regulatory uncertainty, potentially impacting financial stability. Revenue concentration in hit titles and the project-based nature of game development can result in financial volatility, as success is heavily dependent on continuous hit releases and managing development costs. Moreover, expansion into new markets requires navigating cultural differences and intellectual property rights, which can impede growth. The sector’s sensitivity to consumer discretionary spending and its inherent volatility underscore the investment risks in Video Gaming Companies.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities.

Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, possible limits on repatriation of income and dividends of foreign issuers, restriction on repatriation of currencies, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government, other countries and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. “Follow-on” Investment Risk. Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the Fund’s investment.

The Fund may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase the Fund’s participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity.

In addition, the Fund may be unable to complete follow-on investments in its Venture Companies that have conducted an initial public offering as a result of regulatory or financial restrictions.

ADRs and GDRs may be subject to some of the same risks as direct investments in foreign companies.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries.

Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in, among others, services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses and may be underprepared for global health crises. For example, the rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders of emerging market companies may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Developments in Artificial Intelligence Technologies may subject the Fund or companies in which it invests to additional risks.

Artificial intelligence, including machine learning technology and generative artificial intelligence, is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund invests and subject the Fund or issuers in which it invests to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund or the business, financial condition and results of operations of the issuers in which it invests. The Fund, the Advisers and other service providers, or the issuers of securities in which the Fund invests may utilize artificial intelligence technologies in business operations. It is possible that the information provided through the use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, or constitute infringement of third-party intellectual property rights, leading to adverse effects for the Fund, including, potentially, operational errors, cybersecurity vulnerabilities and investment losses. Moreover, technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Advisers and the Fund. For instance, the Fund may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within the industry. In addition, investments in technology systems and artificial intelligence by the Advisers may not deliver the benefits the Fund expects. The economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies.

Fluctuations in foreign currency exchange rates may affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.

Investments in other investment companies and other pooled investment vehicles are subject to market and selection risk.

If the Fund acquires shares of other investment companies and/or pooled investment vehicles, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such vehicles. Investment companies and pooled investment vehicles are exposed to operational risks related to internal processes, systems, and controls. Such vehicles may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an investment company or other pooled investment vehicle is heavily influenced by the decisions made by its fund managers or investment advisors. The Fund’s investments in investment companies and other pooled investment vehicles subject it to the risks associated with direct ownership of the securities in which the underlying vehicles invest. In addition, the Fund, as a holder of securities issued by the underlying vehicle, will bear its pro rata portion of such vehicle's expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

The Fund's Liquid Investments are subject to additional risks.

The Fund's Liquid Investments are subject to the risks below.

●	ETF Risk: Investments in ETFs are subject to market and selection risk. As a result of these investments, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF. An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed. Investment companies are subject to regulatory oversight by government agencies such as the SEC. ETFs are exposed to operational risks related to internal processes, systems, and controls. ETFs may invest in securities that are illiquid or difficult to sell quickly without significantly impacting market prices. The performance of an ETF is heavily influenced by the decisions made by its fund managers or investment advisors.
●	Debt Securities Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The longer the average maturity or duration of the debt securities held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are invested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.
●	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short-term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.
●	Short-Term Debt Instruments/Money Market Instruments Risk: The Fund may invest in short-term money market instruments / debt instruments with short maturities, which can result in relatively high turnover rates. The transaction costs incurred as a result of the purchase or sale of short-term money market instruments / debt instruments may also increase, which in turn may have a negative impact on the Fund.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes.

Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions and market trends. The value of the equity securities that the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Fund may affect the value of the Fund’s investment. Equity investments can experience failures or substantial declines in value at any stage. Equity holders generally have an inferior rank to debt holders, and are thus exposed to higher risks.

●	Common Stock Risk: Common stocks represent an ownership interest in a company. Common stocks and similar equity securities are more volatile and riskier than some other forms of investment.
●	Preferred Securities Risk: Preferred securities are contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. Preferred securities may be subject to more fluctuations in market value due to changes in market perceptions of the issuer’s ability to continue to pay dividends. If the Fund owns a preferred security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred securities may also permit the issuer to convert preferred securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which preferred securities may be converted declines in value. Preferred securities may be less liquid than equity securities.

There are risks related to convertible securities.

The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security. Convertible securities tend to have a lower payout than securities that do not have a conversion feature. Convertible securities may also be issued based on a fixed conversion ratio or market price conversion ratio, and a market price conversion ratio may present risks to the company and holders of its common stock in the event of a price decline. The terms of these securities can be complex and challenging to understand, which can lead to disputes between founders and investors. A company can incur the risk of being over-levered if it issues too many convertible securities. There is risk that if the company is unable to raise additional funding, it may not be able to convert these securities into equity. In situations where the company raises additional funding at a higher valuation, investors may not be able to convert these securities at a discount, which could impact return on their investments.

As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund.

Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers.

Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in the Fund’s portfolio may cause the value of its securities to decline.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund.

The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. It may take up to a year for the Fund’s investments to fully reflect its investment strategy. Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While Shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual Shareholders.

The Fund is subject to management risk.

The Fund is subject to management risk. In managing the Fund, the Adviser and the Investment Subadviser apply investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable.

The Fund will invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain Venture Companies will typically not be readily determinable. Under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Fund will value such securities at fair value as determined in good faith in accordance with the valuation procedures approved by the Board. While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund’s valuation designee to make fair value determinations. To assist with those determinations, the Adviser’s personnel will prepare Venture Company valuations using, where available, the most recent portfolio company financial statements and forecasts for consideration by the Adviser’s pricing committee. The Adviser utilizes the services of an independent pricing service, which prepares valuations for each of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded. The types of factors that the Fund takes into account with respect to the valuation of such non-traded investments include, as relevant and, to the extent available, the valuation of the investment as of the portfolio company’s latest funding round, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. This information may not be readily available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed. See “Determination of Net Asset Value.”

There are risks related to the Fund’s repurchase program.

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, including new subscriptions, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser, the Investment Subadviser or their affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Moreover, one or more feeder vehicles may be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in repurchase requests by the feeder vehicle of its Shares in the Fund and could contribute to an over-subscription of a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed.

Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the Fund to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on instruments held by the Fund, reducing returns to the Fund and the level of income available for dividends or distributions made by the Fund. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would also reduce returns to the Fund. There is no assurance that a leveraging strategy will be successful.

The use of leverage to purchase additional investments creates an opportunity for increased Shares dividends, but also creates special risks and considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of common shares than a comparable fund without leverage;
●	the risk that fluctuations in interest rates on borrowings and short-term debt or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other debt securities that the Fund has issued will reduce the return to the Fund;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase expenses (which will be borne entirely by Shareholders), which may reduce the Fund’s NAV and the total return to Shareholders.

Leveraging is a speculative technique and there are special risks and costs involved. When leverage is used, the net asset value of the Shares will be more volatile. In addition, interest and other expenses borne by the Fund with respect to its use of leverage are borne by the Shareholders and result in a reduction of the NAV of the Shares.

Leverage creates risks for Shareholders, including the likelihood of greater volatility of net income, distributions and/or NAV in relation to market changes, the risk that fluctuations in interest rates on borrowings and short term debt or in the dividend rates on any preferred shares may affect the return to Shareholders and increased operating costs, which may reduce the Fund’s total return. To the extent the income or capital appreciation derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser and/or the Investment Subadviser in their best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund of maintaining the leveraged position will outweigh the current reduced return. Capital raised through leverage will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund’s ability to pay dividends on Shares or to engage in other activities. Borrowings and the issuance of a class of preferred shares create an opportunity for greater return per Share, but at the same time such borrowing is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Risks of Investing in Private Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Private Assets

Less information may be available with respect to Venture Company investments and such investments offer limited liquidity.

Venture Companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Venture Companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render these companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Venture Companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. Venture Companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.

Many Venture Companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.

In addition, investments in Venture Companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. Direct investments in Venture Companies are more concentrated than investments in Private Funds and other pooled investment vehicles, which may hold multiple portfolio companies. There can be no assurance that the Fund will be able to realize the value of these investments in a timely manner.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers.

The day-to-day operations of each Private Fund will be the responsibility of the Private Fund Managers. Although the Advisers will be responsible for monitoring the performance of each Private Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Private Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.

Competition for access to private equity investment opportunities is limited.

The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by the Advisers. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than the Advisers and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there continues to be a significant amount of capital available for secondary investments.

Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. Specifically, the Fund's direct investments in Venture Companies may be heavily negotiated and may create additional transaction costs for the Fund. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Advisers in sourcing transactions and investing and managing the capital of the Fund.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Advisers and their affiliates; however, unregistered funds also managed by the Advisers and their affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund.

The Advisers will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) except pursuant to an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Advisers, the Fund and certain affiliated entities advised by the Advisers have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain affiliated entities advised by the Advisers, where the Advisers negotiate certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. The exemptive order does not apply to all investments or to all affiliates of the Advisers. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Advisers not covered by the exemptive order participate. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.

Pursuant to the requirements of the exemptive order, the Board, including the “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the exemptive order and has reviewed the allocation policy and other co-investment policies of the Advisers. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated entities will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders. The Advisers’ investment allocation policies and procedures can be revised by the Advisers at any time without notice to, or consent from, the shareholders.

The Fund is subject to the risks of its Private Funds.

The Fund’s investments in Private Funds are subject to a number of risks. Private Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Private Funds in which the Fund invests may have only limited operating histories. Although the Advisers will seek to receive detailed information from each Private Fund regarding its business strategy and any performance history, in most cases the Advisers will have little or no means of independently verifying this information. In addition, Private Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Fund’s investments are successful.

Private Fund interests are ordinarily valued based upon valuations provided by the Private Fund Manager, which may be received on a delayed basis. Certain securities in which the Private Funds invest may not have a readily ascertainable market price and are fair valued by the Private Fund Managers. A Private Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Fund Manager’s compensation. The Advisers have procedures with respect to the assessment and review of the valuation procedures used by each Private Fund Manager and for reviewing the financial information provided by the Private Funds. However, neither the Advisers nor the Fund are able to confirm the accuracy of valuations provided by Private Fund Managers. Inaccurate valuations provided by Private Funds could materially adversely affect the value of Shares.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Private Fund Managers may create incentives for the Private Fund Managers to make risky investments, and may be payable by the Fund to a Private Fund Manager based on a Private Fund’s positive returns even if the Fund’s overall returns are negative.

Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Private Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Private Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Private Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Private Funds. Fees and expenses of the Fund and the Private Funds will generally be paid regardless of whether the Fund or Private Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Private Funds, although access to many Private Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Private Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Private Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Funds. The Advisers also may refrain from including a Private Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Funds than other clients of the Advisers.

If the Fund fails to satisfy capital calls to a Private Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Private Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Fund prior to the end of its stated term. Early termination of a Private Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in a Private Fund, Shareholders will not themselves be equity holders of that Private Fund and will not be entitled to enforce any rights directly against the Private Fund or the Private Fund Manager or assert claims directly against any Private Funds, the Private Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Funds that may be available to the Fund as an investor in the Private Funds. In addition, Private Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Funds, will not have the benefit of the protections afforded by the 1940 Act. Private Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Funds managed by such Private Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Private Funds generally are not immediately invested. Instead, committed amounts are drawn down by Private Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Fund’s drawdowns. During this period, investments made early in a Private Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Advisers as to when they can expect to no longer need to fund capital calls for a particular Private Fund. Accordingly, the Fund may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Funds. This may result in the Fund making commitments to Private Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Advisers’ judgment, to satisfy capital calls from Private Funds. These unfunded commitments generally can be drawn at the discretion of the general partner of the Private Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments.

The Fund may seek to invest in a Private Fund’s non-voting securities and, together with interests held by other clients of Global X, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Private Fund and its affiliated persons. As a general matter, however, the Private Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Private Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Private Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).

The Fund is subject to risks associated with Private Funds with less established sponsors.

The Fund may invest a portion of its assets in Private Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.

The Fund is subject to the risks associated with its Private Funds’ underlying investments.

The investments made by the Private Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Private Fund Manager may focus on a particular industry or sector, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Fund Manager may focus on a particular country or geographic region, which may subject the Private Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Fund may invest. The success of each investment made by a Private Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

The Fund is subject to risks associated with non-traditional secondary investments, joint investments and other investments.

The Fund may acquire equity positions in Venture Companies either directly or indirectly, by investing in Private Funds managed by Private Fund Managers, on a secondary basis from existing investors or involving a recapitalization (i.e., in continuation funds that acquire assets of a sponsor’s existing private fund) of an equity interest in an existing Private Fund. Such secondary investments will be made primarily through privately negotiated transactions with one or more existing investors.

The Fund may invest with third-parties and otherwise through Private Funds, structured transactions and similar arrangements, and may invest in other non-traditional secondary investments such as Private Fund recapitalizations (i.e., continuation funds that acquire assets of the sponsor’s existing private fund), as well as other assets. The Fund may also invest in the equity of a Venture Company in a secondary transaction. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the underlying investments, private funds, holding vehicles or other investment vehicles, in addition to the normal risks associated with Venture Companies. In addition, such investment vehicles may make other investments with risk and return profiles that the Advisers determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Advisers and may involve different risks to those of traditional secondary investments.

The Fund is subject to risks associated with restrictions on transfers of secondary interests.

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the investment vehicle, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Advisers believe that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in an investment vehicle, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the vehicle prior to such transfer, including investments that are not owned by the vehicle at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

The Fund is subject to risks associated with competition for secondary investments.

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

The Fund is subject to risks associated with limitations in secondary investments.

Generally, the Fund will not be acquiring interests directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. The Fund may acquire interests in Venture Companies through privately negotiated transactions with existing investors. In some limited cases, the Fund may be presented with investment opportunities on an “all or nothing” basis. Certain of the Venture Companies in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Advisers considers (for commercial, tax, legal or other reasons) less attractive. The investment vehicles that the Advisers may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Advisers may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles, amounts and timing of contributions and distributions and returns on their investment in the Fund. See also “Certain ERISA Considerations.”

The valuations of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Advisers may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Private Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.

Regulatory Changes may adversely affect Private Funds.

Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in Private Funds in the private secondary market less attractive or make the Private Fund Managers less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the Private Funds in which the Fund invests.

The regulatory environment for Private Funds is evolving, and changes in the regulation of Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to Private Funds and their sponsors may also impose significant administrative burdens on the Advisers and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Private Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

Private Funds are subject to risks regarding regulatory approvals.

In addition to the risks regarding regulatory approvals, government counterparties or agencies may have the discretion to change or increase regulation of a Private Fund or its Venture Companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A Private Fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its Venture Company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.

In-kind distributions from Private Funds may not be liquid.

The Fund may receive in-kind distributions of securities from Private Funds. There can be no assurance that securities distributed in kind by Private Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Advisers, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Advisers. The Fund may incur additional expense in connection with any disposition of such securities.

Venture Companies may require additional financings.

Certain of the Fund’s Venture Companies, either directly through SPVs or indirectly through Private Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Private Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Private Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Private Fund or any Venture Company. There can be no assurance that a Venture Company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.

The Fund is subject to risks from investing with other parties as part of non-controlling investments.

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Venture Company or other investment will typically be limited. As a result, the performance of the Fund will depend significantly on the managerial, investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

The Fund is subject to risks associated with competition for investment opportunities.

The Fund competes for investments with other investment funds and institutional investors. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a closed-end fund. These factors may make it more difficult for the Fund to pursue attractive investment opportunities or achieve its investment objective.

The Fund is subject to risks associated with co-investment transactions.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other affiliated entities managed by the Adviser, Investment Subadviser or their affiliates. The 1940 Act prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain “joint” transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain “joint” transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser and Investment Subadviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

The Adviser, Investment Subadviser and the Fund have received an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Investment Subadviser and its affiliated entities in Venture Companies. The SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such investments, including, without limitation, in the event that the available capacity with respect to an investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

Such co-investment transactions may present certain additional risks to the Fund and its Shareholders. Due to conflicts of interest inherent in such arrangements, the Fund may be prohibited from buying or selling certain securities that may otherwise constitute a desirable investment. The Investment Subadviser may face conflicts in allocating investment opportunities among the Fund and other participating accounts, which may not be resolved in the Fund’s favor, potentially resulting in the Fund investing in opportunities with a lower return profile or greater risk than those allocated to the co-investors. Additionally, the Fund may be exposed to higher operational and financial risks due to reliance on third parties, including the co-investor’s adherence to investment guidelines and the financial solvency of such co-investors. In addition, the Fund’s engagement in co-investment transactions may result in additional regulatory, tax, and legal complexities that could adversely affect the Fund’s performance and operational flexibility. The Fund’s returns may also be reduced by additional costs associated with such transactions. The Investment Subadviser seeks to mitigate these risks through due diligence and the implementation of procedures designed to mitigate the conflicts of interest between the Fund and the co-investors; however, no strategy can completely eliminate the risks associated with co-investment transactions.

The Fund is subject to operational risk.

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Like other funds and business enterprises, the Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund, the Adviser, and the Investment Subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

The Fund is subject to risks associated with unlisted shares.

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

The Fund is subject to key personnel risk.

The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Advisers currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. In addition, the Fund cannot assure investors that the Advisers will remain the Fund’s investment advisers. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.

The Fund is subject to risks associated with maintaining its status as a RIC.

The Fund will elect to be treated, and intends to operate in a manner so as to qualify each taxable year thereafter, as a RIC under the Code. As such, the Fund must satisfy, among other requirements, certain ongoing source-of-income, asset diversification, and annual distribution requirements. The Fund may have difficulty complying with these requirements. In particular, to the extent that the Fund holds equity investments in Venture Companies and/or Innovation Companies that are treated as partnerships or other pass-through entities for U.S. federal income tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those entities that are taken into account in determining its compliance with the aforementioned ongoing requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level U.S. federal income tax on all of its taxable income, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Failure to Qualify as a RIC.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail to meet the ongoing asset diversification requirements (as further described in “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure—the disposition of non-diversified assets—may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions under the Code afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions.

The Fund may hold investments, either directly or indirectly, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or an underlying entity) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code (see “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Taxation as a RIC”). The Fund may have to sell some of its investments at times and/or at prices the Adviser would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level U.S. federal income tax on all of its taxable income.

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. federal income tax purposes), including a wholly-owned subsidiaries of the Fund organized under the laws of the Cayman Islands (“Cayman Subsidiary”) as described above under “Investment Strategies—General Investment Strategy,” and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify as a RIC.

General Considerations and Other Risks Related to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Considerations and Other Risks Related to the Fund

The Fund is subject to risks associated with having a limited influence over the operations of the companies in which it invests.

A significant portion of the Fund’s investments may represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund may also invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence.

In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

The Fund is subject to risks associated with its performance.

If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant, than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these Venture Companies or any of the Fund’s other significant Venture Companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund is subject to risks associated with the regular realization of events.

The Fund does not expect regular realization events (e.g., mergers, refinancings or public offerings), if any, to occur in the near term with respect to the majority of the Fund’s Venture Companies. The Fund expects that its holdings of equity securities may require several years to appreciate in value, and it can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund and its Shareholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

The Fund is subject to risks associated with the implementation of temporary defensive strategies.

When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

The Fund is subject to anti-takeover risks.

The Fund’s declaration of trust (the “Declaration of Trust”) and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

The Fund is subject to Cayman subsidiary tax risk.

The Fund may seek to gain exposure to certain investments and pass-through entities through investments in a Cayman Subsidiary. Applicable U.S. Treasury regulations generally treat the Fund’s income inclusion with respect to a Cayman Subsidiary as qualifying income for the purposes of the RIC 90% Gross Income Test (as defined under “Material U.S. Federal Income Tax Considerations—Taxation of the Fund—Qualification as a RIC”) either if (i) there is a distribution out of the earnings and profits of a Cayman Subsidiary that is attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies (see “Material U.S. Federal Income Tax Considerations—Nature of the Fund’s Investments—Non-U.S. Investments, Including PFICs and CFCs”). Under these regulations the Fund expects any required inclusions with respect to an investment in a Cayman Subsidiary to be qualifying income for the purposes of the 90% Gross Income Test; however, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments is not qualifying income, in which case the Fund would fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Cayman Subsidiary. If Cayman Islands law changes such that a Cayman Subsidiary must pay Cayman Islands taxes, Fund Shareholders would likely suffer decreased investment returns.

The Fund is subject to liquidity and other risks associated with closed-end interval funds.

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

The Fund is subject to distribution payment risk.

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

The Fund is subject to investment dilution risk.

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.

The Fund is subject to risks associated with the Fund Distribution Policy.

The Fund intends to make annual distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

The Fund is subject to risks associated with the shifting Geopolitical Climate.

U.S. and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, and will continue to lead to disruptions in local, regional, national, and global markets and economies. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran, triggering Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.

The extent and duration of the ongoing conflicts, and the resulting measures that have been taken, and could be taken in the future, by NATO, the U.S., the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any sanctions and related market disruptions are impossible to predict, but could adversely affect the global economy and financial markets, particularly if current or new sanctions continue for an extended period of time, and could lead to instability, lack of liquidity in capital markets and price volatility. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that we, our portfolio companies, third party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.

Common Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	2.25%	[3]
Distribution/Servicing Fees [Percent]	0.85%	[4]
Acquired Fund Fees and Expenses [Percent]	1.14%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.82%	[6]
Total Annual Expenses [Percent]	11.06%
Waivers and Reimbursements of Fees [Percent]	(7.96%)	[7],[8]
Net Expense over Assets [Percent]	3.10%
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	270
Expense Example, Years 1 to 5	450
Expense Example, Years 1 to 10	$ 814
Common Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	2.25%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Acquired Fund Fees and Expenses [Percent]	1.14%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.82%	[6]
Total Annual Expenses [Percent]	10.96%
Waivers and Reimbursements of Fees [Percent]	(7.96%)	[7],[8]
Net Expense over Assets [Percent]	3.00%
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	241
Expense Example, Years 1 to 5	427
Expense Example, Years 1 to 10	$ 803
Common Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	2.25%	[3]
Distribution/Servicing Fees [Percent]	0.15%	[4]
Acquired Fund Fees and Expenses [Percent]	1.14%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.82%	[6]
Total Annual Expenses [Percent]	10.36%
Waivers and Reimbursements of Fees [Percent]	(7.96%)	[7],[8]
Net Expense over Assets [Percent]	2.40%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	226
Expense Example, Years 1 to 5	406
Expense Example, Years 1 to 10	$ 779
Common Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	2.25%	[3]
Distribution/Servicing Fees [Percent]		[4]
Acquired Fund Fees and Expenses [Percent]	1.14%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.82%	[6]
Total Annual Expenses [Percent]	10.21%
Waivers and Reimbursements of Fees [Percent]	(7.96%)	[7],[8]
Net Expense over Assets [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	222
Expense Example, Years 1 to 5	401
Expense Example, Years 1 to 10	$ 772
Class A [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	0
Class U [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U
Outstanding Security, Title [Text Block]	Class U Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	0
Class S [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	0
Class I [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	2,500,000

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investor’s subscription.No upfront sales load will be paid with respect to Class U Shares, Class S Shares or Class I Shares, however, if you buy Class U Shares or Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for such Shares. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Adviser a fee, calculated and accrued daily, and payable monthly in arrears, at the annual rate of 2.25% of the average daily net assets of the Fund (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
[4]	The Fund charges a Distribution and Servicing Fee pursuant to a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class A Shares, Class U Shares and Class S Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85%, 0.75% and 0.15% respectively, based on the aggregate net assets of the Fund attributable to such class and is payable on a quarterly basis. The Fund may use these fees, in respect of the relevant Class, to compensate the Fund’s Distributor and/or other qualified recipients for distribution-related expenses and providing ongoing services in respect of clients with whom they have distributed such Class of Shares. Class I Shares are not subject to the Distribution and Servicing Fee. See “Plan of Distribution.”
[5]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment vehicles, including in shares of Private Funds, mutual funds, and ETFs. AFFE are based on estimated amounts for the Fund’s first full fiscal year of operations, which may change substantially over time, therefore, significantly affecting AFFE. Certain investment vehicles in which the Fund intends to invest, including Private Funds, generally charge a management fee of 0.07% to 1.50% based on committed capital, and approximately 10.00% to 20.00% of net profits as a carried interest allocation, which will effectively reduce the investment returns of the Private Funds. The AFFE shown in the expense table above reflects operating expenses of underlying vehicles (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses) after refunds, excluding any performance-based fees or allocations paid by the vehicle to its third-party sponsor manager solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in such vehicles.
[6]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first full year of operations.
[7]	The Adviser has entered into an amended and restated expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser agrees to waive, absorb or reimburse all expenses incurred in the business of the Fund (each, a "Waiver"), including organizational and offering costs, but excluding (i) the Management Fee, (ii) distribution and/or servicing fees, (iii) sub-transfer agency, sub-accounting and shareholder servicing fees, (iv) dividend and interest expenses relating to short sales, (v) merger or reorganization expenses, (vi) shareholder meetings expenses, (vii) litigation expenses and (viii) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement has a term ending one-year from the effective date of the registration statement, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by the Adviser and a majority of the Trustees. The Expense Limitation and Reimbursement Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser.
[8]	The Fund may invest in one or more mutual funds and/or ETFs advised by the Adviser, the Investment Subadviser or their affiliates (“Affiliated Funds”). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees it collects from the Affiliated Funds on the Fund’s investment in such Affiliated Funds.